As filed with the U.S. Securities and Exchange Commission on July 29, 2014

File Nos. 33-73792

811-08270

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	49	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	53	[X]

(Check appropriate box or boxes)

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

(Exact name of Registrant as Specified in Charter)

601 Union Street, Suite 2801

Seattle, WA 98101

(Address of Principal Executive Office, including Zip Code)

(206) 518-6600

(Registrant’s Telephone Number, including Area Code)

Frederick H. Sherley

Rainier Investment Management, LLC

601 Union Street, Suite 2801

Seattle, WA 98101

(Name and address of Agent for Service)

WITH COPY TO:

David A. Hearth

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b)
[X]	on July 31, 2014 pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485 (a)(1)
[ ]	on (date) pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485 (a)(2)
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 49 to the Registration Statement of Rainier Investment Management Mutual Funds is being filed to add the audited financial statements and certain related financial information for the fiscal period ended March 31, 2014 and to make certain other permissible amendments.

  RAINIER FUNDS    July 31, 2014

Prospectus

	Original	Institutional	Class A
Rainier Large Cap Equity Fund	RIMEX	RAIEX
Rainier Mid Cap Equity Fund	RIMMX	RAIMX
Rainier Small/Mid Cap Equity Fund	RIMSX	RAISX
Rainier Balanced Fund	RIMBX	RAIBX
Rainier Intermediate Fixed Income Fund	RIMFX
Rainier High Yield Fund	RIMYX	RAIHX
Rainier International Discovery Fund		RAIIX	RISAX

As with all mutual funds, the Securities and Exchange Commission does not approve or disapprove of these shares or determine whether the information in this Prospectus is truthful or complete. It is a criminal offense for anyone to state otherwise.

RAINIER FUNDS  |  PROSPECTUS    July 31, 2014

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SUMMARY SECTION

Rainier Large Cap Equity Fund

Institutional Shares/Original Shares

INVESTMENT OBJECTIVE

The Rainier Large Cap Equity Fund (the “Large Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Original
Shareholder Fees	None	None
(fees paid directly from your investment)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.20%	0.24%

Total Annual Fund Operating Expenses	0.90%	1.19%
Fee Waiver and/or Expense Reimbursement(1)	-0.07%	-0.07%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.83%	1.12%

(1)Rainier Investment Management, LLC (“Rainier”) has contractually agreed to reduce its fees and/or reimburse Fund expenses such that the annual rate of ordinary operating expenses is reduced by 0.07% through at least July 31, 2015. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$85	$280	$492	$1,101
Original	$114	$371	$648	$1,437

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 81.53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its goal, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of large-capitalization companies traded in the United States. Rainier considers large-capitalization companies to be those currently with minimum market capitalizations of $3 billion at the time of purchase. The Fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below $3 billion will normally comprise less

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than 20% of the Fund. The Fund will normally be invested in approximately 50 to 150 securities. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”). The Fund may invest in initial public offerings (“IPOs”) and exchange-traded funds (“ETFs”).

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that Rainier believes likely to demonstrate superior earnings growth relative to their peers and have equities selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Fund’s economic sector weightings to a broad index, such as the Standard & Poor’s (S&P) 500 Index®, and normally avoids extreme overweighting or underweighting relative to that index. Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

PRINCIPAL INVESTMENT RISKS

Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:

•

Market Risk – The securities markets may decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.

•

Management Risk – Like all managed funds, there is a risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.

•	Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•

Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

•

Market Capitalization Risk – Investments in securities of small- and mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks. Large-cap stocks may have extended cycles where they perform worse than other

See page 78 for index descriptions.

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segments of the stock market or the stock market in general.

•

Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and markets having less liquidity and more volatility than domestic markets.

•

IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•

ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

•

Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.

RAINIER LARGE CAP EQUITY FUND – INSTITUTIONAL SHARES

CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2014 for the Fund was 4.57%.

Best Quarter:	+14.81%	(first quarter, 2012)
Worst Quarter:	-23.64%	(fourth quarter, 2008)

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AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2013

	1 Year	5 Years	10 Years
Rainier Large Cap Equity Fund
Return before taxes – Institutional Shares	32.11%	15.64%	7.02%
Return after taxes on distributions – Institutional Shares	26.82%	14.57%	6.21%
Return after taxes on distributions and sale of fund shares – Institutional Shares	21.29%	12.51%	5.65%
Return before taxes – Original Shares	31.77%	15.33%	6.75%
S&P 500 Index® (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Rainier Investment Management, LLC

PORTFOLIO MANAGERS

The Fund is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Mark H. Dawson, CFA	Chief Investment Officer	1996
Michael Emery, CFA	Senior Equity Portfolio Manager	2008

PURCHASE AND SALE OF FUND SHARES

You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for regular session trading by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 for regular mail, or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 for overnight service), by telephone at 1-800-248-6314 or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment amounts and subsequent minimum investment amounts for the Fund are shown below:

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Original Shares	$2,500	$250
Institutional Shares	$100,000	$1,000

TAX INFORMATION

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred accounts may be taxed later upon withdrawal from those accounts.

See page 78 for index descriptions.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and shareholder services. These payments may create a conflict of interest by influencing the intermediary or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your intermediary’s website for more information.

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SUMMARY SECTION

Rainier Mid Cap Equity Fund

Institutional Shares/Original Shares

INVESTMENT OBJECTIVE

The Rainier Mid Cap Equity Fund (the “Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Original
Shareholder Fees	None	None
(fees paid directly from your investment)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.25%	0.24%

Total Annual Fund Operating Expenses	1.10%	1.34%

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$350	$606	$1,340
Original	$136	$425	$734	$1,613

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 149.80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its goal, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of mid-capitalization companies traded in the United States. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Fund may invest may vary with market conditions. As of May 31, 2014, the market capitalization range of companies included in the Russell Midcap Index was $2.2 billion to $27.1 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if Rainier considers them to be particularly attractive. The Fund will normally invest in approximately 75 to 150 companies. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities

See page 78 for index descriptions.

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exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”). The Fund may invest in initial public offerings (“IPOs”) and exchange-traded funds (“ETFs”).

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that Rainier believes likely to demonstrate superior earnings growth relative to their peers and have equities selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Fund’s economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap® Index, and normally avoids extreme overweighting or underweighting relative to that index. Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

PRINCIPAL INVESTMENT RISKS

Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:

•	Market Risk – The securities markets may decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.

•

Management Risk – Like all managed funds, there is a risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.

•	Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•

Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

•

Mid-Cap Company Risk – Investments in securities of mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of mid-cap companies’ stock tend to fluctuate in value more than larger capitalization stocks.

•

Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) may involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and markets having

P / 8

less liquidity and more volatility than domestic markets.

•

IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•

ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

•

Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and since inception periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.

RAINIER MID CAP EQUITY FUND – INSTITUTIONAL SHARES

CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2014 for the Fund was 8.24%.

Best Quarter:	+18.38%	(third quarter, 2009)
Worst Quarter:	-30.81%	(fourth quarter, 2008)

See page 78 for index descriptions.

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AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2013

	1 Year	5 Years	Since Inception(1)
Rainier Mid Cap Equity Fund
Return before taxes – Institutional Shares	30.58%	19.58%	9.05%
Return after taxes on distributions – Institutional Shares	27.02%	18.92%	8.54%
Return after taxes on distributions and sale of fund shares – Institutional Shares	18.48%	15.80%	7.16%
Return before taxes – Original Shares	30.20%	19.28%	8.77%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	34.76%	22.36%	8.68%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	35.74%	23.37%	8.75%

(1)Institutional Shares and Original Shares commenced operations on December 27, 2005.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Rainier Investment Management, LLC

PORTFOLIO MANAGERS

The Fund is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
James R. Margard, CFA	Senior Equity Portfolio Manager	Inception (2005)
Mark W. Broughton, CFA	Senior Equity Portfolio Manager	Inception (2005)
Stacie L. Cowell, CFA	Senior Equity Portfolio Manager	2006
Andrea L. Durbin, CFA	Senior Equity Portfolio Manager	2007

PURCHASE AND SALE OF FUND SHARES

You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for regular session trading by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 for regular mail, or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 for overnight service), by telephone at 1-800-248-6314 or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment amounts and

P / 10

subsequent minimum investment amounts for the Fund are shown below:

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Original Shares	$2,500	$250
Institutional Shares	$100,000	$1,000

TAX INFORMATION

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred accounts may be taxed later upon withdrawal from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and shareholder services. These payments may create a conflict of interest by influencing the intermediary or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your intermediary’s website for more information.

See page 78 for index descriptions.

P / 11

SUMMARY SECTION

Rainier Small/Mid Cap Equity Fund

Institutional Shares/Original Shares

INVESTMENT OBJECTIVE

The Rainier Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Original
Shareholder Fees
(fees paid directly from your investment)	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.16%	0.22%

Total Annual Fund Operating Expenses	1.01%	1.32%

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$103	$322	$558	$1,236
Original	$134	$418	$723	$1,590

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 139.65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its goal, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of small- and mid-capitalization companies traded in the United States. The Fund will invest in approximately 100 to 150 companies. Rainier defines small- and mid-cap companies as companies that are members of, or fall within, the capitalization range inclusive of the Russell 2000® Index, which was $168.7 million to $4.1 billion as of May 31, 2014, and the Russell Midcap® Index, which was $2.2 billion to $27.1 billion as of May 31, 2014. Investments in companies that grow above these maximum capitalization criteria may continue to be held if Rainier considers them to be particularly attractive. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American

P / 12

Depositary Receipts (“ADRs”). The Fund may invest in initial public offerings (“IPOs”) and exchange-traded funds (“ETFs”).

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that Rainier believes likely to demonstrate superior earnings growth relative to their peers and have equities selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Fund’s economic sector weightings to a broad index of small- and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that Index. Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

PRINCIPAL INVESTMENT RISKS

Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:

•

Market Risk – The securities markets may decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.

•

Management Risk – Like all managed funds, there is a risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.

•	Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•

Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

•

Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than larger capitalization stocks.

•

Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and markets having less liquidity and more volatility than domestic markets.

See page 78 for index descriptions.

P / 13

•

IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•

ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

•

Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.

RAINIER SMALL/MID CAP EQUITY FUND – INSTITUTIONAL SHARES

CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2014 for the Fund was 6.45%.

Best Quarter:	+15.99%	(first quarter, 2012)
Worst Quarter:	-32.26%	(fourth quarter, 2008)

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AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2013

	1 Year	5 Years	10 Years
Rainier Small/Mid Cap Equity Fund
Return before taxes – Institutional Shares	33.73%	19.44%	9.25%
Return after taxes on distributions – Institutional Shares	33.42%	19.39%	8.75%
Return after taxes on distributions and sale of fund shares – Institutional Shares	19.33%	15.89%	7.55%
Return before taxes – Original Shares	33.29%	19.13%	8.97%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	36.80%	21.77%	9.81%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)	40.65%	24.03%	10.11%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Rainier Investment Management, LLC

PORTFOLIO MANAGERS

The Fund is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
James R. Margard, CFA	Senior Equity Portfolio Manager	Inception (1994)
Mark W. Broughton, CFA	Senior Equity Portfolio Manager	2002
Stacie L. Cowell, CFA	Senior Equity Portfolio Manager	2006
Andrea L. Durbin, CFA	Senior Equity Portfolio Manager	2007

PURCHASE AND SALE OF FUND SHARES

The Fund has been closed to new shareholder accounts since March 31, 2006 with limited exceptions. Eligible investors may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for regular session trading by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 for regular mail, or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 for overnight service), by telephone at 1-800-248-6314 or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment amounts and subsequent minimum investment amounts for the Fund are shown below:

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Original Shares	$2,500	$250
Institutional Shares	$100,000	$1,000

See page 78 for index descriptions.

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TAX INFORMATION

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred accounts may be taxed later upon withdrawal from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and shareholder services. These payments may create a conflict of interest by influencing the intermediary or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your intermediary’s website for more information.

P / 16

SUMMARY SECTION

Rainier Balanced Fund

Institutional Shares/Original Shares

INVESTMENT OBJECTIVE

The Rainier Balanced Fund (the “Balanced Fund” or “Fund”) seeks to provide investors with a balance of long-term capital appreciation and current income.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Original
Shareholder Fees	None	None
(fees paid directly from your investment)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.29%	0.39%

Total Annual Fund Operating Expenses	0.99%	1.34%
Fee Waiver and/or Expense Reimbursement(1)	-0.05%	-0.15%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%	1.19%

(1)Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.94% and 1.19% of the Fund’s average net assets of the Institutional Shares and Original Shares, respectively (the “Expense Caps”). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The Expense Caps will remain in effect until at least July 31, 2015.

The Expense Caps may not be changed by Rainier during the period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$96	$310	$542	$1,208
Original	$121	$410	$720	$1,600

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 88.71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of common stocks of companies traded in the U.S., investment-grade debt securities (including convertible bonds) and

See page 78 for index descriptions.

P / 17

cash equivalent securities. Rainier seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market.

The Fund’s assets will be allocated among equity, debt and short-term cash-equivalent securities. Equity securities will normally constitute from 40% to 70% of the Fund’s net assets. Debt securities will normally represent from 30% to 55% of the Fund’s net assets. Cash-equivalent securities will normally constitute from 0% to 35% of the Fund’s net assets. Rainier utilizes an approach of “strategic” long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing and shifts in allocation of over 5% are avoided.

The stock portion of the Fund invests primarily in the common stock of large-capitalization companies traded in the U.S. with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The stock portion of the Fund may also invest to a lesser extent in small- and mid-capitalization companies traded in the U.S. with these same prospects. Rainier refers to the equity selection philosophy as Growth at a Reasonable Price (“GARP”). Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks. The Fund may invest in initial public offerings (“IPOs”) and exchange-traded funds (“ETFs”).

The Fund may invest in bonds of any maturity but will on average have a dollar-weighted maturity between three and ten years. Investment-grade debt securities are generally considered to be those rated Baa3 or better by Moody’s Investor Services, Inc. (“Moody’s”), or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) and Fitch Ratings (“Fitch”). A portion of the investment-grade debt securities may include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Rainier may sell a debt security if the security has been downgraded or when it is swapped for a more attractive security.

Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

PRINCIPAL INVESTMENT RISKS

Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:

•

Market Risk – The securities markets may decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.

P / 18

•

Management Risk – Like all managed funds, there is a risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.

•	Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•

Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

•

Bond Risk – The income on and value of your shares in the Fund may fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity of its debt securities, the greater the potential price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or maintain its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks. Many experts believe that it is likely that there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from resulting rate increases for that and other reasons could be swift and significant.

•	Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, and may have very volatile prices.

•

Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.

•

Market Capitalization Risk – Investments in securities of small- and mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stocks tend to fluctuate in value more than other stocks. Large-cap stocks may have extended cycles where they perform worse than other segments of the stock market or the stock market in general.

•

Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and markets having less liquidity and more volatility than domestic markets.

•	IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited

See page 78 for index descriptions.

P / 19

number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•

ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

•

Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index, a secondary index provided as a bond market measure, and a third index calculated by Rainier and provided as a blend of the equity and bond market. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.

RAINIER BALANCED FUND – INSTITUTIONAL SHARES

CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2014 for the Fund was 3.39%.

Best Quarter:	+10.20%	(third quarter, 2009)
Worst Quarter:	-14.26%	(fourth quarter, 2008)

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AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2013

	1 Year	5 Years	10 Years
Rainier Balanced Fund
Return before taxes – Institutional Shares	18.69%	11.68%	5.89%
Return after taxes on distributions – Institutional Shares	14.92%	10.32%	4.55%
Return after taxes on distributions and sale of fund shares – Institutional Shares	13.12%	9.32%	4.68%
Return before taxes – Original Shares	18.37%	11.38%	5.62%
S&P 500 Index® (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%
Barclays Capital U.S. Intermediate Gov’t/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	-0.86%	3.96%	4.09%
Balanced Index (reflects no deduction for fees, expenses or taxes)	18.15%	12.28%	6.22%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.

INVESTMENT ADVISER

Rainier Investment Management, LLC

PORTFOLIO MANAGERS

The Fund is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Mark H. Dawson, CFA	Chief Investment Officer	1996
Michael Emery, CFA	Senior Equity Portfolio Manager	2008
James H. Hentges, CFA	Portfolio Manager	2009
Matthew R. Kennedy, CFA	Director of Fixed Income Management	2008

PURCHASE AND SALE OF FUND SHARES

You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for regular session trading by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 for regular mail, or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 for overnight service), by telephone at 1-800-248-6314 or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment amounts and

See page 78 for index descriptions.

P / 21

subsequent minimum investment amounts for the Fund are shown below:

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Original Shares	$2,500	$250
Institutional Shares	$100,000	$1,000

TAX INFORMATION

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred accounts may be taxed later upon withdrawal from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and shareholder services. These payments may create a conflict of interest by influencing the intermediary or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your intermediary’s website for more information.

P / 22

SUMMARY SECTION

Rainier Intermediate Fixed Income Fund

Original Shares

INVESTMENT OBJECTIVE

The Rainier Intermediate Fixed Income Fund (the “Intermediate Fixed Income Fund” or “Fund”) seeks to provide investors with current income.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.74%
Fee Waiver and/or Expense Reimbursement(1)	-0.19%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

(1)Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.55% of the Fund’s average net assets (the “Expense Cap”). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The Expense Cap will remain in effect until at least July 31, 2015. This Expense Cap may not be changed by Rainier during that period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the

Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$217	$393	$901

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 136.10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of debt securities (including convertible bonds). Most of the Fund’s investments are corporate debt securities and debt securities issued or guaranteed by the U.S. government, or its agencies. Rainier intends, but is not obligated, normally to construct the Fund with a higher proportion of corporate issues than government or government agency securities. A portion of the Fund’s investments may also include

See page 78 for index descriptions.

P / 23

mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). The Fund will invest in debt securities that are not U.S. government or agency securities only if they are rated at least investment-grade quality (or are deemed to be of equivalent quality by Rainier) at the time of investment. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, the Fund may invest up to 25% of its assets in foreign debt securities. These include U.S. dollar denominated securities of foreign issuers. The Fund may invest in exchange-traded funds (“ETFs”).

Investment-grade debt securities are generally considered to be those rated Baa3 or better by Moody’s Investor Services, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”). Securities that are rated Baa3 by Moody’s or BBB- by S&P or Fitch, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Rainier intends to limit investment in securities rated Baa3 by Moody’s or BBB- by S&P or Fitch to no more than 30% of the Fund’s total assets.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between three and ten years. The average maturity may be less than three years if Rainier believes a temporary defensive posture is appropriate. Rainier plans to manage the Fund as a moderate duration portfolio. To Rainier, “moderate duration” denotes a portfolio within a range on average of ±25%

of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index (“Barclays Capital Index”). If, for example, the average duration of the Barclays Capital Index were 4.0 years, the Fund’s average duration would be between 3.0 and 5.0 years. Duration measures the sensitivity of a debt portfolio to interest-rate changes. To illustrate, if a portfolio had an average effective duration of 5.0 years, a 1% increase in market interest rates would be expected to cause the principal value of the portfolio to decline approximately 5%. Rainier may sell a debt security if the security has been downgraded or when it is swapped for a more attractive security.

PRINCIPAL INVESTMENT RISKS

Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:

•

Bond Risk – As with most debt funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity of its debt securities, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or maintain its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment

P / 24

risks. Many experts believe that it is likely that there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from resulting rate increases for that and other reasons could be swift and significant.

•

Market Risk – The securities markets may decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.

•

Management Risk – Like all managed funds, there is a risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.

•

Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, and may have very volatile prices.

•

Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.

•

Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and markets having less liquidity and more volatility than domestic markets.

•

ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

•

Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including dealer mark-ups and other transaction costs. This may result in adverse tax consequences for shareholders.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic treasury bill index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.

See page 78 for index descriptions.

P / 25

RAINIER INTERMEDIATE FIXED INCOME FUND – ORIGINAL SHARES

CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2014 for the Fund was 1.90%.

Best Quarter:	+4.32%	(fourth quarter, 2008)
Worst Quarter:	-2.69%	(third quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2013

	1 Year	5 Years	10 Years
Rainier Intermediate Fixed Income Fund
Return before taxes – Original Shares	-0.28%	4.75%	3.99%
Return after taxes on distributions – Original Shares	-1.48%	3.42%	2.69%
Return after taxes on distributions and sale of fund shares – Original Shares	-0.01%	3.25%	2.69%
Barclays Capital U.S. Intermediate Gov’t/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	-0.86%	3.96%	4.09%
Citigroup 3-month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.05%	0.10%	1.59%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of

P / 26

Fund shares, which provides a tax deduction that benefits the investor.

INVESTMENT ADVISER

Rainier Investment Management, LLC

PORTFOLIO MANAGERS

The Fund is managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Matthew R. Kennedy, CFA	Director of Fixed Income Management	2008
James H. Hentges, CFA	Portfolio Manager	2009

PURCHASE AND SALE OF FUND SHARES

You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for regular session trading by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 for regular mail, or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 for overnight service), by telephone at 1-800-248-6314 or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment in the Fund is $2,500. Additional investments may be made at any time with $250 or more.

TAX INFORMATION

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred accounts may be taxed later upon withdrawal from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and shareholder services. These payments may create a conflict of interest by influencing the intermediary or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your intermediary’s website for more information.

See page 78 for index descriptions.

P / 27

SUMMARY SECTION

Rainier High Yield Fund

Institutional Shares/Original Shares

INVESTMENT OBJECTIVE

The Rainier High Yield Fund (the “High Yield Fund” or “Fund”) seeks to earn a high level of current income. Capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Original
Shareholder Fees	None	None
(fees paid directly from your investment)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.20%	0.20%

Total Annual Fund Operating Expenses	0.75%	1.00%
Fee Waiver and/or Expense Reimbursement(1)	-0.10%	-0.10%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%	0.90%

(1)Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.65% and 0.90% of the Fund’s average net assets of its Institutional and Original Shares, respectively (the “Expense Caps”). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The Expense Caps will remain in effect until at least July 31, 2015.

The Expense Caps may not be changed by Rainier during that period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier, and will terminate if the Management Agreement is terminated.

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$66	$230	$407	$921
Original	$92	$308	$543	$1,216

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its goal, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds of corporate issuers. These

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“high yield” securities, also called “junk bonds,” will generally be rated BB or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, Rainier may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.

The Fund will purchase securities of companies in any capitalization range – small, medium or large. The Fund’s principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and, as such, the Fund may invest in securities that no longer make payments of interest or principal, including defaulted securities. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Fund may also invest in private placements and “Rule 144A” securities, which are subject to resale restrictions. The Fund is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds (“ETFs”). The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Fund may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if Rainier believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Fund does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a debt security. Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates.

The Fund may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager’s expectations, or when swapped for a more attractive security.

PRINCIPAL INVESTMENT RISKS

Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:

•

High-Yield Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuers’ creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

See page 78 for index descriptions.

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•

Bond Risk – As with most debt funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity of its debt securities, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or maintain its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks. Many experts believe that it is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from resulting rate increases for that and other reasons could be swift and significant.

•

Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.

•	Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•

Management Risk – Like all managed funds, there is a risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.

•

Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency-rate fluctuations, less or more strict regulation of securities markets and markets having less liquidity and more volatility than domestic markets.

•	Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks.

•

ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with two domestic high yield market indexes. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.

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RAINIER HIGH YIELD FUND – INSTITUTIONAL SHARES

CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2014 for the Rainier High Yield Fund Institutional Shares was 5.67%.

Best Quarter:	+6.82%	(third quarter, 2010)
Worst Quarter:	-3.89%	(third quarter, 2011)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2013

	1 Year	Since Inception(1)
Rainier High Yield Fund
Return before taxes – Institutional Shares	6.66%	13.37%
Return after taxes on distributions – Institutional Shares	3.46%	10.10%
Return after taxes on distributions and sale of fund shares – Institutional Shares	4.08%	9.32%
Return before taxes – Original Shares(2)	6.33%	13.10%
BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	7.42%	18.48%
BofA Merrill Lynch U.S. High Yield BB-B Rated Index (reflects no deduction for fees, expenses or taxes)	6.31%	15.97%

(1)Institutional Shares commenced operations on March 31, 2009. Original Shares commenced operations on July 31, 2012.

(2)Performance of Original Shares for the period prior to the commencement of operations for Original Shares is based on the performance of the Institutional Shares adjusted for the 12b-1 fee of the Original Shares.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or

See page 78 for index descriptions.

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the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.

INVESTMENT ADVISER

Rainier Investment Management, LLC

PORTFOLIO MANAGERS

The Fund is team-managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Matthew R. Kennedy, CFA	Director of Fixed Income Management	Inception (2009)
James H. Hentges, CFA	Portfolio Manager	Inception (2009)

PURCHASE AND SALE OF FUND SHARES

You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for regular session trading by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 for regular mail, or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 for overnight service), by telephone at 1-800-248-6314 or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment amounts and subsequent minimum investment amounts for the Fund are shown below:

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Original Shares	$2,500	$250
Institutional Shares	$100,000	$1,000

TAX INFORMATION

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred accounts may be taxed later upon withdrawal from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and shareholder services. These payments may create a conflict of interest by influencing the intermediary or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your intermediary’s website for more information.

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SUMMARY SECTION

Rainier International Discovery Fund

Institutional Shares/Class A Shares

INVESTMENT OBJECTIVE

The Rainier International Discovery Fund (the “International Discovery Fund” or “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Rainier Funds. More information about these and other discounts is available from your financial professional and in the section titled “Description of Share Classes” in the Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information.

	Institutional	Class A
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%
Maximum Deferred Sales Charge (Load)	None	None	*
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption or Exchange Fee	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses	0.61%	0.58%

Total Annual Fund Operating Expenses	1.61%	1.83%
Fee Reduction and/or Expense Reimbursement(1)	-0.36%	-0.33%

Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement	1.25%	1.50%

*If no initial sales charge is assessed in certain circumstances, such as on a purchase of $1 million or more, a contingent deferred sales charge of 1.00% of the lesser of the initial offering price of the shares redeemed or the amount redeemed within one year of purchase may be assessed.

(1)Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 1.50% and 1.25% of the Fund’s average net assets of its Class A Shares and Institutional Shares, respectively (the “Expense Caps”). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses

See page 78 for index descriptions.

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incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The Expense Caps will remain in effect until at least July 31, 2015. The Expense Caps may not be changed by Rainier during the period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$127	$473	$842	$1,881
Class A	$719	$1,087	$1,479	$2,574

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 80.14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund will invest primarily in equity securities of companies that are small- to medium-sized at the time of purchase, are located in foreign developed countries and emerging market countries and have strong earnings prospects relative to their peers and attractive overall business fundamentals. The portfolio manager selects stocks of companies he believes will increase in value over time and makes investment decisions based primarily on an analysis of individual companies, rather than on broad economic forecasts. The portfolio manager believes that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. In normal market conditions, the Fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that Rainier believes likely to demonstrate superior earnings growth relative to their peers and have equities selling at reasonable valuations. In pursuing its investment objective, the Fund may invest in equity securities, including common stock and preferred stock, and securities convertible into common stock, including warrants, convertible bonds, and rights. In addition, the Fund may also invest in the initial public offerings (“IPOs”) of small-cap companies, real estate investment trusts (“REITs”) and similar types of investments outside of the U.S., participatory notes and exchange-traded funds (“ETFs”). Participatory notes allow investors, such as the Fund, to invest indirectly in foreign securities without registering in those foreign markets where the country requires

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registration to make any direct investment in securities. The Fund will generally not invest more than 25% of its net assets in participatory notes at the time of purchase.

The Fund will invest primarily in foreign securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar-denominated foreign securities and direct foreign securities (purchased on foreign exchanges). Depositary receipts are negotiable, bank-issued certificates representing ownership of stock securities by an investor outside the country of origin. The Fund is not required to invest a specified portion of its net assets in any particular geographic region or any particular industry or sector, but will typically invest in at least three foreign countries at any time. The Fund will generally not invest more than 50% of its net assets in issuers located in emerging markets.

The Fund is diversified and will generally hold between 60 and 120 securities. The Fund may sell a security if it achieves the valuation target, when the underlying fundamentals deteriorate as compared to the portfolio manager’s expectations, or when it is replaced with a more attractive security.

In addition, up to 10% of the Fund’s net assets may be held in cash or cash equivalents at Rainier’s discretion.

PRINCIPAL INVESTMENT RISKS

Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:

•

Foreign Securities and Emerging Markets Risks – Investing in foreign securities and securities of companies located in emerging market countries involve additional risks as compared to investing in U.S. securities, including risks related to political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information currency- exchange rate fluctuations, less or more strict regulation of securities markets, markets having less liquidity, more volatility than domestic markets, higher transaction costs, and delays in settling securities transactions. Investing in securities of companies located in emerging market countries may involve even greater risk and volatility than investing in more developed foreign markets because of, among other things, smaller securities markets, higher transaction costs, and fixed or managed currencies.

•

Market Risk – The securities markets may decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility, which may increase the risks associated with an investment in the Fund.

•

Management Risk – Like all managed funds, there is risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.

•	Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

See page 78 for index descriptions.

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•

Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

•

Small- and Mid-Cap Company Risk – Investments in securities of small- and mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than other stocks.

•

IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, investment in IPO shares could have a magnified impact on the performance of the Fund.

•

Participatory Notes Risk – Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the participatory notes will not fulfill its contractual obligations under the notes.

•

Real Estate Securities Risk – The value of real estate investments can be negatively affected by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the entity.

•

ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

PERFORMANCE

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Fund’s total returns for its first full calendar year of operations. The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with an international market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.

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RAINIER INTERNATIONAL DISCOVERY FUND – INSTITUTIONAL SHARES

CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2014 for the Rainier International Discovery Fund Institutional Shares was 5.96%.

Best Quarter:	+13.17%	(first quarter, 2013)
Worst Quarter:	-0.39%	(second quarter, 2013)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2013

	1 Year	Since Inception(1)
Rainier International Discovery Fund
Return before taxes – Institutional Shares	33.65%	27.14%
Return after taxes on distributions – Institutional Shares	33.15%	26.90%
Return after taxes on distributions and sale of fund shares – Institutional Shares	19.59%	21.20%
Return before taxes – Class A Shares(2)	25.64%	22.71%
MSCI AC World ex US Small Cap Index (reflects no deduction for fees, expenses or taxes)	19.73%	13.11%

(1)Institutional Shares commenced operations on March 28, 2012. Class A Shares commenced operations on November 30, 2012.

(2)Performance of Class A Shares for the period prior to the commencement of operations for Class A Shares is based on the performance of the Institutional Shares adjusted for the 12b-1 fee of the Class A Shares.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Rainier Investment Management, LLC

PORTFOLIO MANAGER

The Fund is managed by:

Name	Title	Managed the Fund Since
Henrik Strabo	Portfolio Manager	Inception (2012)

PURCHASE AND SALE OF FUND SHARES

You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for regular session trading by written request via mail (Rainier Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 for regular mail, or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 for overnight service), by telephone at 1-800-248-6314 or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment amounts and

See page 78 for index descriptions.

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subsequent minimum investment amounts for the Fund are shown below:

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Class A Shares	$2,500	$250
Institutional Shares	$100,000	$1,000

TAX INFORMATION

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred accounts may be taxed later upon withdrawal from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and shareholder services. These payments may create a conflict of interest by influencing the intermediary or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your intermediary’s website for more information.

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More About the Funds’ Investment Objectives, Strategies and Risks

Investment Objectives

Please refer to the summary section for each Fund in the front of this Prospectus for its investment objective.

Investment Strategies

The summary section for each Fund includes a description of the Fund’s principal investment strategies. Additional information on these strategies is set forth below.

GROWTH AT A REASONABLE PRICE-EQUITY INVESTMENT PHILOSOPHY (ALL FUNDS, EXCEPT THE INTERMEDIATE FIXED INCOME FUND AND HIGH YIELD FUND)

Rainier refers to its investment philosophy with respect to equity investments by these Funds as Growth at a Reasonable Price (“GARP”). The GARP strategy combines some aspects of both “value” and “growth” investment styles. In selecting common stock for purchase in the Funds, Rainier emphasizes companies that it believes to be likely to demonstrate superior business fundamentals, such as revenue and earnings growth; sustainable competitive advantage; potential for positive price or business catalysts, including earnings surprise or market expansion; disciplined management with shareholder focus; and attractive relative valuations.

Rainier may consider the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target and/or when better opportunities are perceived in alternative stocks.

DEBT SECURITY SELECTION (BALANCED FUND, INTERMEDIATE FIXED INCOME FUND AND HIGH YIELD FUND)

In determining whether or not to invest in a particular debt security, Rainier considers a number of factors, such as the price; coupon; yield to maturity; the credit quality of the issuer; the ratings assigned by Moody’s Investor Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) and Fitch Ratings (“Fitch”); the issuer’s cash flow and related coverage ratios; the property, if any, securing the obligation; and terms of the debt instrument, including subordination, risk of default, sinking fund and early redemption provisions. Debt securities may be sold if downgraded or when swapped for a more attractive security.

SHORT-TERM INVESTMENTS (ALL FUNDS)

Cash-equivalent securities, which may be held by any of the Funds, are high-quality debt obligations maturing in one year or less from the date of purchase. These include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper. Rainier considers obligations that have been rated at least A-1 by S&P or Prime-1 by Moody’s, have an outstanding issue of debt securities rated at least A by S&P or Moody’s, or are of comparable quality to be “high-quality.”

Under normal market conditions, the Funds seek to stay fully invested in stocks and/or bonds (with the exception of a small cash balance for the Funds other than the Balanced Fund and International Discovery Fund, and investments in short-term instruments by the Balanced Fund and International Discovery Fund in accordance with their principal investment strategies). However, a Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents, in response to adverse market, economic or political conditions as well as to address investment in-flows. This may result in the Fund not achieving its investment objective.

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More About the Funds’ Investment Objectives, Strategies and Risks

PORTFOLIO TURNOVER (ALL FUNDS)

The Funds may be actively traded. Generally, the rate of portfolio turnover will not be a deciding factor in determining whether to sell or hold securities. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that there would likely be a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect a Fund’s performance. Active trading, however, can also be defensive and actually add to a Fund’s performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.

Investment Risks

The principal risks of investing in the Funds that may adversely affect the value of a Fund’s shares or total return are discussed in each Fund’s “Summary Section.” Additional elements of risk are discussed below.

MARKET RISK (ALL FUNDS)

An investor in a Fund faces the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

MANAGEMENT RISK (ALL FUNDS)

Each Fund is subject to management risk because it is highly dependent on Rainier’s ability to pursue the Fund’s investment objective. Rainier will apply investment techniques, strategies and analyses in making investment decisions for each Fund, but there can be no assurance that these will produce the desired results. Rainier generally does not attempt to time the market and instead tries to stay fully invested under normal circumstances in the relevant asset class. Despite each Fund having one or more benchmarks, a Fund may own securities not included in its benchmark or in different proportions than its benchmark. Each Fund also is dependent on Rainier’s ability to purchase securities and establish weightings that result in better overall performance than the benchmark.

EQUITIES RISK (ALL FUNDS EXCEPT INTERMEDIATE FIXED INCOME FUND)

The values of equity securities, such as common stocks and preferred stocks, and securities convertible into equity securities, such as warrants, and rights, may fluctuate due to changes in general market conditions which are not specifically related to a particular company, such as changes in real or perceived economic conditions, in the general outlook for corporate earnings, in interest or currency rates or in investor sentiment generally. They may also fluctuate due to factors that affect a particular industry or industries or the issuer itself, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

MARKET CAPITALIZATION RISK (ALL FUNDS, EXCEPT INTERMEDIATE FIXED INCOME FUND)

Each Fund invests to a varying degree in smaller companies that can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. Such smaller companies may have limited product lines, markets or

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financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers. The Large Cap Equity Fund also invests in large capitalization companies, which may have extended cycles where they perform worse than other segments of the market or the market in general.

GROWTH STOCK RISK (ALL FUNDS EXCEPT INTERMEDIATE FIXED INCOME FUND AND HIGH YIELD FUND)

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general. For example, the price of growth a stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market.

FOREIGN COMPANY AND EMERGING MARKETS RISK (ALL FUNDS)

The Funds may invest in companies that are based, have a substantial portion of their operations or assets, or derive a substantial portion of their revenues outside of the United States. Securities issued by non-U.S. companies and by U.S. companies with substantial foreign operations can involve risks that differ from or are in addition to the risks of issuers located and doing business solely in the U.S. Investments in non-U.S.

companies may be more volatile and potentially less liquid than investments in U.S. companies. In addition, foreign currencies fluctuate in value in comparison to the U.S. dollar, and foreign economies and political conditions can potentially be less stable than those in the U.S.

The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Financial reporting, accounting, auditing and legal standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in issuers located or doing business in that foreign country. To the extent that a Fund invests a significant portion of its net assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in a region also can adversely affect securities of issuers located in countries whose economies appear to be unrelated. Often, non-U.S. companies are traded in the U.S. through ADRs, GDRs, or IDRs. Investing in ADRs, GDRs, or IDRs presents many of the same risks as investing directly in foreign markets.

Emerging market securities may present market, credit, currency, liquidity, legal, political and other risks different from, and often greater than, the risks of investing in developed foreign countries. Numerous

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More About the Funds’ Investment Objectives, Strategies and Risks

emerging market countries have experienced serious, and frequently continuing, economic and political problems. Securities markets in many emerging market countries are small, expensive to trade and risky. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced substantial fluctuations or a steady devaluation relative to the U.S. dollar. Any fluctuations or devaluations in the currencies in which a Fund’s portfolio securities are denominated may reduce the value of your investment in the Fund.

DEBT SECURITIES RISK (BALANCED FUND, INTERMEDIATE FIXED INCOME FUND AND HIGH YIELD FUND)

The Balanced Fund, Intermediate Fixed Income Fund and High Yield Fund invest in debt securities. The market values of debt securities are sensitive to prevailing interest rates. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness affect the market value of the debt securities of that issuer.

Interest rate risk is the risk that debt securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain debt securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other debt securities with similar durations.

Many experts believe that there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from bond and other income funds could worsen that impact. Other types of securities also may be adversely affected from an increase in interest rates.

Variable and floating rate securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a

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result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

LOWER RATED SECURITIES RISK (HIGH YIELD FUND)

High yield bonds, also called “junk bonds,” are subject to greater risk of loss of income and principal than higher rated securities. The prices of high yield bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield issuers and, in particular, highly leveraged issuers may experience financial stress that could adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for high yield bonds may be less liquid than the markets for higher rated securities and, as such, may have an adverse effect on the market prices of certain securities. Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund’s Trustees to arrive at a fair value for certain high yield bonds at certain times and could make it difficult for the Fund to sell certain securities. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s net asset value. In addition to high yield bonds, the Fund may also invest in certain investment grade debt securities. Some of these securities may have speculative characteristics.

UNRATED SECURITIES RISK (BALANCED FUND, INTERMEDIATE FIXED INCOME FUND AND HIGH YIELD FUND)

The Balanced Fund, Intermediate Fixed Income Fund and High Yield Fund may purchase unrated securities (which are not rated by a rating agency) if Rainier determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that Rainier may not accurately evaluate the security’s comparative credit rating. For the High Yield Fund, analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that a Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on Rainier’s creditworthiness analysis than if the Fund invested exclusively in rated securities.

LIQUIDITY RISK (ALL FUNDS)

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because

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More About the Funds’ Investment Objectives, Strategies and Risks

it may be unable to sell the illiquid securities at an advantageous time or price. For example, if there are a limited number of buyers for a portfolio security, the Fund may be forced to accept a severe discount in selling the security if it does so to raise proceeds to satisfy an expected redemption request. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector or issuer. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, less frequently traded securities or securities with substantial market and/or credit risk, the Fund will tend to have a greater potential exposure to liquidity risk.

IPO RISK (ALL FUNDS EXCEPT INTERMEDIATE FIXED INCOME FUND)

IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of those shares without an unfavorable impact on the prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

When the asset base of a Fund (such as the International Discovery Fund) is small, a significant portion of the Fund’s performance could be attributable to investments in IPO shares, because such investments would have a magnified impact on the Fund’s performance. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

REAL ESTATE SECURITIES RISK (ALL FUNDS)

The Funds may invest in REITs and similar real estate type pools. These investments are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The Funds will indirectly bear their proportionate share of any expenses paid by REIT-type investments in which they invest in addition to their own expenses.

Real estate pools involve certain unique risks in addition to those risks associated with investing in the real estate industry in general, such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property. Investments in real estate vehicles are dependent upon their operators’ management skills, may not be diversified, and are subject to heavy cash flow dependency and the risk of default by borrowers. These vehicles may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

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PARTICIPATORY NOTES RISK (INTERNATIONAL DISCOVERY FUND)

The International Discovery Fund may invest in participatory notes. Participatory notes are intended to reflect the performance of the underlying securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly. However, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, as described above. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under the participatory notes against the issuers of the securities underlying such participatory notes. There can be no assurance that the trading price or value of participatory notes will equal the value of the securities they seek to replicate.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge on the Funds’ website at www.rainierfunds.com or by contacting the Funds’ Transfer Agent at 1-800-248-6314.

NOTICE OF POLICY CHANGE

Shareholders will be provided with 60 days’ notice prior to the implementation of a change in a Fund’s policy to invest at least 80% of its assets in certain securities as described above in the Prospectus and as indicated by the Fund’s name.

WHO MAY WISH TO INVEST

The Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund and International Discovery Fund may be appropriate for investors who are comfortable with above-average risk and can make a long-term investment commitment. The Balanced Fund may be appropriate for investors who are comfortable with the risks of equity and debt investing and can make a long-term investment commitment. The Intermediate Fixed Income Fund may be appropriate for investors who are comfortable with the risks of debt investing and seek current income with greater stability in the value of shares than a long-term debt fund. The High Yield Fund may be appropriate for investors who are comfortable with the risk of high yield investments and can make a long-term investment commitment.

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Organization and Management

Investment Adviser

Rainier Investment Management, LLC (“Rainier”), incorporated in 1989, serves as the investment adviser to the Funds. Rainier’s address is:

601 Union Street, Suite 2801

Seattle, WA 98101

Rainier manages approximately $7.1 billion (as of June 30, 2014) of discretionary assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and registered mutual funds. Rainier is owned by certain of its employees. Subject to the direction and control of the Board of Trustees of the Funds, Rainier formulates and implements an investment program for each Fund, which includes determining which securities should be bought and sold. For the fiscal year ended March 31, 2014, after fee reductions and/or expense reimbursements, if any, Rainier received advisory fees computed as a percentage of each Fund’s average daily net assets as follows:

Fund	Advisory Fees Received As a Percentage of Average Daily Net Assets
Large Cap Equity Fund	0.65%
Mid Cap Equity Fund	0.81%
Small/Mid Cap Equity Fund	0.85%
Balanced Fund	0.63%
Intermediate Fixed Income Fund	0.31%
High Yield Fund	0.45%
International Discovery Fund	0.64%

A discussion regarding the Board of Trustees’ basis for approving the Funds’ investment advisory agreements is included in the Funds’ Semiannual Report dated September 30, 2013.

Portfolio Managers

Large Cap Equity Fund

Mark H. Dawson, CFA, Chief Investment Officer

Michael Emery, CFA, Senior Equity Portfolio Manager

Mid Cap Equity Fund and Small/Mid Cap Equity Fund

James R. Margard, CFA, Senior Equity Portfolio Manager

Mark W. Broughton, CFA, Senior Equity Portfolio Manager

Stacie L. Cowell, CFA, Senior Equity Portfolio Manager

Andrea L. Durbin, CFA, Senior Equity Portfolio Manager

Balanced Fund

The Balanced Fund is team-managed by Rainier’s Large Cap Equity and Fixed Income Portfolio Managers.

Intermediate Fixed Income Fund and High Yield Fund

Matthew R. Kennedy, CFA, Director of Fixed Income Management

James H. Hentges, CFA, Portfolio Manager

International Discovery Fund

Henrik Strabo, Head of International Investments

Each portfolio manager has been associated with Rainier in the position noted for more than five years, except for Mr. Dawson, Mr. Kennedy, Mr. Margard and Mr. Strabo. Mr. Dawson assumed the role of Chief

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Investment Officer from Mr. Margard in June 2013. Mr. Kennedy became the Director of Fixed Income Management in January 2012. Before that, he was a Senior Fixed Income Portfolio Manager at Rainier. Mr. Strabo joined Rainer in August 2011. Prior to joining Rainier, Mr. Strabo held positions as Managing Director, Global Emerging Markets, at Rogge Capital Management (2010 to 2011), as Chief Investment Officer and Portfolio Manager at Clay Finlay LLC (2006 to 2009), and as an Equity Analyst (1993-1994), Portfolio Manager (1993-2005) and as Chief Investment Officer – International Equities (1999-2005) at American Century Investments.

All the Funds other than the International Discovery Fund are team-managed. The Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund and equity portion of the Balanced Fund are team managed, with all members of Rainier’s U.S. Equity Portfolio Management Team providing investment insight and analysis.

Mark Dawson serves as the lead portfolio strategist for the Large Cap Equity Fund and the equity portion of the Balanced Fund. Michael Emery is also primarily responsible for day-to-day management of those Funds.

James Margard is the lead portfolio strategist for the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund. Mark Broughton, Stacie Cowell and Andrea Durbin are also primarily responsible for the day-to-day management of those Funds.

While Mr. Kennedy and Mr. Hentges co-manage the fixed income portion of the Balanced Fund, the Intermediate Fixed Income Fund and the High Yield Fund, Mr. Kennedy assumes final responsibility for all investment decisions for the fixed income portion of the Balanced Fund, the Intermediate Fixed Income Fund and the High Yield Fund.

The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

FUND EXPENSES

The Funds are responsible for paying their own operating expenses. Rainier has agreed in an Operating Expense Agreement to reduce its advisory fee or reimburse the expenses of each Fund to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed the following levels (“Expense Cap”) (excluding acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or acquisition, or extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business.)

Fund	Expense Caps (Institutional Shares)	Expense Caps (Original Shares and Class A)
Large Cap Equity Fund	1.04%	1.29%
Mid Cap Equity Fund	1.10%	1.35%
Small/Mid Cap Equity Fund	1.23%	1.48%
Balanced Fund	0.94%	1.19%
Intermediate Fixed Income Fund	N/A	0.55%
High Yield Fund	0.65%	0.90%
International Discovery Fund	1.25%	1.50%

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Organization and Management

That agreement continues in effect through July 31, 2015. Any reductions made by Rainier in its fees or payments or reimbursement of expenses which are a Fund’s obligation are subject to reimbursement by the Fund within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with any applicable expense limitations. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier, and will terminate if the Management Agreement is terminated.

In addition, Rainier has contractually agreed to reduce its fees and/or reimburse the Large Cap Equity Fund’s expenses such that the annual rate of ordinary operating expenses with respect to its Institutional Shares and Original Shares is reduced by 0.07% through July 31, 2015. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.

The expense information shown in the fees and expenses table for each Fund is based on amounts incurred during the Fund’s most recent fiscal year, expressed as a percentage of average net assets during the fiscal year. A decline in a Fund’s average net assets due to market volatility and other factors could cause the Fund’s expense ratios for its current fiscal year to be higher than the expense information presented, but would not exceed the expense limitation shown.

The Funds make payments to financial intermediaries for certain sub-transfer agency and networking services provided by financial intermediaries in amounts determined by the Funds’ Board of Trustees to represent reasonable amounts for those services. Payment made in excess of the Board of Trustees approved amount that can be paid by the Fund will be borne by Rainier. These amounts may be in addition to Rule 12b-1 payments made by the Funds to those intermediaries.

Rainier may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of and for providing the opportunity to distribute shares of the Funds, reimbursement for marketing costs or providing services to shareholders. Those payments, which are sometimes referred to as revenue-sharing arrangements, also may be associated with the status of a Fund in a financial intermediary’s marketing and other support activities. These payments are in addition to any Rule 12b-1 payments that may be made by the Funds to those same intermediaries.

Rule 12b-1 Fees (Original Shares and Class A Shares only)

The Funds have a distribution plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of Original Shares and Class A Shares and for services provided to its shareholders. The plan provides for the payment of a distribution and service fee of up to 0.25% of the Fund’s average daily net assets attributable to Original Shares and Class A Shares, as applicable. The Rule 12b-1 fees payable for the Rainier Intermediate Fixed Income Fund are currently limited to 0.10% of the Fund’s average daily net assets. The fee is paid as reimbursement for, or in anticipation of, expenses incurred by third parties for distribution-related and shareholder servicing activities. Third party

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distribution and servicing expenses may be paid directly by the Funds or through Rainier in its administrative role for purposes of facilitating and monitoring payment under the Plan. Rainier may also retain a portion of these fees to reimburse itself for marketing and servicing expenses, including a portion of its overhead and staff devoted to marketing the shares of the Funds. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in shares of the Fund and may cost you more than paying other types of sales charges.

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Description of Share Classes

The Funds offer multiple classes of shares to eligible investors. While each class invests in the same portfolio of securities, the classes have separate expense structures and shareholder privileges. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by Rainier for investment advisory services.

The following table lists the key features of the Funds’ classes.

	ORIGINAL	INSTITUTIONAL	CLASS A
Minimum Initial Investment	$2,500	$100,000	$2,500
Subsequent Minimum Investment	$250	$1,000	$250
Waiver/ Reduction of Investment Minimum	May be waived or lowered by the Funds	May be waived or lowered by the Funds.	May be waived or lowered by the Funds
Initial Sales Charge	None	None	Up to 5.75%
Contingent Deferred Sales Charge	None	None	None*
Ongoing Distribution (12b-1) Fees	Up to 0.25%	None	Up to 0.25%
Conversion Feature	None	None	None

*A charge of 1.00% may be imposed on Class A shares redeemed within one year of purchase by certain investors who did not pay any initial sales charge.

ABOUT ORIGINAL SHARES

Original Shares impose a Rule 12b-1 fee that may be up to 0.25% of average daily net assets. Original Shares do not impose a front-end sales charge (load) or CDSC.

ABOUT INSTITUTIONAL SHARES

Institutional Shares of the Funds do not impose a front-end sales charge (load) or CDSC and do not have any Rule 12b-1 fee.

ABOUT CLASS A SHARES (INTERNATONAL DISCOVERY FUND ONLY)

Sales Charge (Load)

If you purchase Class A Shares of the International Discovery Fund, you will pay an initial sales charge of up to 5.75% when you invest unless you qualify for a reduction or waiver of the sales charge. The sales charge you pay each time you purchase Class A Shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases, as indicated below. The “offering price” you pay for Class A Shares of the Fund includes any applicable front-end sales charge, which is deducted directly from your investment. It is your responsibility to provide adequate documentation of your eligibility for a reduction or waiver of the sales charge in order to receive it.

Redemptions of shares purchased without the imposition of an initial sales charge will be assessed a contingent deferred sales charge if a commission was paid in connection with the purchase of shares and the shares are redeemed within one year of purchase. For example, the charge would apply in connection with redemptions of shares made within one year of purchase pursuant to the sales charge waiver for purchases of $1 million or more of Fund shares if a commission was paid to the intermediary in connection with the purchase. Ask your intermediary or, if you are not working with an intermediary, the Fund’s Transfer Agent, to determine whether a commission was paid in connection with your purchase of shares, and thus whether you may be assessed a contingent deferred sales charge. This charge

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is based on the lesser of the original purchase cost or the current market value of the shares being sold, unless you purchase shares through an intermediary that does not have the capability to assess the CDSC in that manner. In that case, the CDSC will be assessed in accordance with the capabilities of your intermediary.

The sales charge for Class A Shares of the International Discovery Fund is calculated as follows:

	Front End Sales Charge as a percentage of Offering Price		Front End Sales Charge as a percentage of the Amount Invested		Dealer Commission as a percentage of Offering Price
Less than $25,000	5.75%		6.10%		5.00%
$25,000 but less than $50,000	5.00%		5.26%		4.25%
$50,000 but less than $100,000	4.50%		4.71%		3.75%
$100,000 but less than $250,000	3.50%		3.63%		2.75%
$250,000 but less than $500,000	2.50%		2.56%		2.00%
$500,000 but less than $750,000	2.00%		2.04%		1.60%
$750,000 but less than $1,000,000	1.50%		1.52%		1.20%
$1 million or more and certain other investments described below	None	*	None	*	1.00%

* A contingent deferred sales charge (“CDSC”) of 1.00% normally will be assessed on the lesser of the original purchase cost or the current market value of the shares being sold on certain redemptions of Class A Shares within one year of purchase.

The sales charge you pay may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding may vary with the size of the investment and the net asset value of the shares.

The Distributor will receive all initial sales charges for the purchase of Class A shares of the Fund without a dealer of record and may, at its discretion, offset the compensation owed to the Distributor for its services or pay for marketing expenses approved by the Fund or its delegate with the sales charges or underwriter concessions (the difference between the sales charge and the dealer reallowance) it receives.

Any redemption in circumstances where a contingent deferred sales charge may be payable will be made first from shares where no such charge is payable.

CLASS A SHARE PURCHASES NOT SUBJECT TO INITIAL OR CONTINGENT SALES CHARGES

There are a number of means you can use to seek to reduce or eliminate sales charges. For purposes of these features, your family consists of your spouse – or equivalent if recognized under local law – and your children under the age of 21. Please see the Statement of Additional Information for more information. You may also call your financial representative or contact the Fund at 1-800-248-6314. Information about the

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Description of Share Classes

Fund’s sales charges also is available free of charge on the Fund’s website at www.rainierfunds.com.

Front End and Contingent Deferred Sales Charge Reductions

The following investors and investments are not subject to an initial sales charge and, to the extent that a commission was paid in connection with the investment, contingent deferred sales charge, if determined eligible by the Fund or its designee:

•	Retirement plans offered through financial intermediaries or other service providers that have entered into arrangements with the Fund for such purchases.

•

Customers of bank trust departments, companies with trust powers, investment broker dealers and investment advisers who charge fees for services, including investment broker dealers who utilize wrap fee or similar arrangements, and have entered into arrangements with the Fund for such purchases.

•	Customers of selected registered investment advisers, broker-dealers, and other financial intermediaries who invest through accounts subject to advisory or similar fee arrangements.

•

Customers of financial intermediaries that offer Class A Shares uniformly on a “no load” basis to all similarly situated customers in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares.

•

Customers purchasing through self-directed investment brokerage accounts that may or may not charge a transaction fee to customers, where the broker-dealer has entered into arrangements with the Fund for such purchases.

•

Insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to the contract owners and has entered into arrangements with the Fund for such purchases.

•	Endowments or foundations that have entered into arrangements with the Fund for such purchases.

•	Investors making rollover investments from retirement plans to IRAs.

•	Certain other investors and members of their family, such as employees of broker-dealers and registered investment advisers authorized to sell Rainier Funds.

•	An Officer, Trustee, Director or employee of Rainier Investment Management, LLC, Rainier Funds, the Fund’s custodian bank or transfer agent and members of his or her family.

Front End Sales Charge Reductions

You may be able to rely on the following means to reduce the front end sales charges payable on your purchases of shares.

•

Aggregation – You may be able to aggregate your purchases of Rainier Fund shares with those made by your family for purposes of relying on the sales charge breakpoints set forth above. In this regard, you may be able to combine your purchases of Rainier Fund shares with those made simultaneously by members of your family. This right may only be available with respect to certain types of accounts. For example, investments made through employer-sponsored retirement plan accounts may not be aggregated with investments made through individual-type accounts.

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•

Rights of Accumulation – You may take into account your and your family’s accumulated holdings in all share classes of all of the Rainier Funds for purposes of relying on the sales charge breakpoints set forth above. Subject to the capabilities of the transfer agent or your intermediary (as applicable), accumulated holdings may be calculated at the higher of (a) current net asset value of existing holdings or (b) amount actually invested (including reinvested dividends/capital gains – but excluding capital appreciation), less any withdrawals. The Transfer Agent and intermediaries that do not have the ability to calculate in this manner will use the current net asset value or amount actually invested, as applicable. If you make a gift of shares, upon your request you may purchase the shares at the share charge discount allowed under the rights of accumulation as it applies to you. You may need to retain appropriate account records to verify the amounts actually invested in order to rely on this feature.

•

Statement of Intent – By signing a Statement of Intent you can reduce your Class A sales charge. Your purchases will be made at the applicable sales charge based on the amount you promise to invest in Class A Shares over a 13-month period. The Statement will apply to all purchases of the Fund’s Class A Shares during the period. You can aggregate your accounts as well as the accounts of your family members for purposes of the Statement. You may not include purchases made in which sales charges are reduced pursuant to the right of reinvestment (described below) or which are otherwise made on a load-waived basis, and you may not include the value of shares attributed to the appreciation of your holdings or pursuant to reinvestment of dividends and capital gains. Rainier Fund shares purchased by you or your family up to 90 days before the date you sign the Statement of Intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after the date of the signature. Shares equal to 5% of the amount of the Statement will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the Statement not been in effect. This amount will be obtained from redemption of the escrowed shares. Any remaining escrowed shares will be released to you. You will need to provide written instructions with respect to the other accounts whose purchases should be considered in fulfillment of the Statement. Employer-sponsored retirement plans may be restricted from establishing Statements of Intention.

•

Right of Reinvestment – You may reinvest proceeds from a redemption, dividend payment or capital gain distribution from the Fund without the assessment of a front end sales charge, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made from the same account from which the shares were redeemed or that received the dividend payment/distribution. If the account has been closed, the investor can reinvest without a sales charge if the new receiving account has the same registration as the closed account. Any contingent deferred sales charge assessed will be credited to your account.

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Description of Share Classes

Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge also may be waived in the following cases:

•	Tax-free returns of excess contributions to IRAs

•	Redemptions due to death or post purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities)

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document.

The following types of transactions, if together they do not exceed 12% of the value of an account annually:

•

Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•	If you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Required Shareholder Information and Records

In order to take advantage of a reduction or waiver of a front-end or deferred sales charge, you must provide information to the intermediary processing your purchase or redemption (or the Funds’ Transfer Agent if you are purchasing shares without the assistance of an intermediary) prior to the time of purchase or redemption, as applicable, that is determined by the Fund or its designee to be adequate to evidence that you qualify for the reduction or waiver. If you do not provide this information, the Fund and intermediary are not able to ensure that the reduction or waiver will be applied. You may have to provide information or records, including account statements from both the intermediary and other intermediaries, to your intermediary or the Transfer Agent to verify your eligibility. You should retain records regarding the original cost of shares purchased in order to help ensure qualification for a breakpoint discount. The Fund’s Transfer Agent or your intermediary may not have or retain this information.

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Purchasing, Selling and Exchanging Shares

Purchasing Shares

SMALL/MID CAP EQUITY FUND CLOSED TO NEW SHAREHOLDERS

Effective March 31, 2006, the Small/Mid Cap Equity Fund was closed to new shareholder accounts with the limited exceptions described below. Depending on the growth of the Fund’s assets and market conditions, Rainier may in its judgment impose further restrictions on the purchase of the Fund’s shares or relax these restrictions. Any change in these restrictions would be announced with as much advance notice as is practicable.

Shareholders who owned shares of the Fund on March 31, 2006, may continue to purchase shares in their existing accounts. Employees of Rainier and their family members and officers and Trustees of the Rainier Funds may continue to purchase shares in existing accounts or open new accounts.

Clients of investment advisers recognized by Rainier may purchase shares in their existing accounts or open new accounts. Currently this includes investment advisers that did not previously assist clients with the purchase of the Fund’s shares and investment advisers that were not previously recognized by Rainier.

Rainier may, without further notice, restrict purchases by investment advisers’ clients who did not previously own shares of the Fund.

Employer-sponsored retirement plans that purchase shares through a services intermediary with which Rainier or the Fund has a services agreement may continue to purchase shares through existing accounts. Currently this includes services intermediaries that did not previously have a services agreement with Rainier or the Fund.

Although Rainier may selectively allow new retirement plan accounts, it reserves the right without further notice to restrict purchases by retirement plans that did not previously own shares of the Fund.

Purchasing Shares from the Transfer Agent

PURCHASING BY MAIL OR OVERNIGHT DELIVERY

Shares of the Funds may be purchased by mail. If you wish to invest by mail, complete an account application and mail it with a check (made payable to Rainier Funds) to the Funds’ Transfer Agent, U.S. Bancorp Fund Services, LLC, at the following address:

Rainier Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

If you wish to send your account application and check via an overnight delivery service, delivery cannot be made to a post office box. In that case, you should use the following address:

Rainier Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street, Third Floor

Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests do not constitute receipt by the Transfer Agent.

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. Also, to prevent check fraud, the Funds will not accept third-party checks,

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Purchasing, Selling and Exchanging Shares

U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept postdated checks, postdated online bill pay checks or any conditional order or payment. All checks must be made payable to Rainier Funds or U.S. Bancorp Fund Services, LLC, as the Funds’ agent. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars. If your purchase check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Fund as a result.

PURCHASING BY WIRE

Shares of the Funds may be purchased with a wire transfer of money if the Transfer Agent has a completed account application on file. A purchase order will not be accepted until the Fund has received the completed account application and any requested documentation in proper form. Wired funds must be received by the close of regular trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. (Eastern time), to be eligible for same-day pricing. Please call the Transfer Agent at 1-800-248-6314 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open for business to advise your intent to wire. This will ensure proper credit. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Please wire payment to:

U.S. Bank N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202

ABA No. 075000022

For credit to U.S. Bancorp Fund Services, LLC

Account No. 112-952-137

For further credit to Rainier Funds

[Fund name]

Account of [your account number and account name]

Your bank may charge you a fee for sending a wire.

SUBSEQUENT INVESTMENTS

Additional shares of a Fund are available for purchase by sending a check together with the remittance form from a confirmation statement to the Transfer Agent. Please write your account number on the check. If you do not have a remittance form, please send the Transfer Agent a letter giving the name of the Fund, your name and account number. To send additional money for investment by wire, follow the instructions noted above.

USA PATRIOT ACT

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money-Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a post office (“P.O.”) box will not be accepted. Shares of the Funds have not been registered for sale outside of the U.S. The Rainier Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent

P / 56

residents, except for investors with U.S. military APO or FPO addresses. Please contact the Transfer Agent at 1-800-248-6314 if you need additional assistance when completing your account application.

If the Transfer Agent is unable to establish the identity of a shareholder through reasonable methods, the account will be rejected and transactions will be prohibited until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchases Through an Intermediary

Shares of the Funds are available through certain intermediaries, such as brokers (and their agents), that have made arrangements with the Funds to sell shares. The intermediary is responsible for processing your order correctly and promptly advising you of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus. When placing an order with such an intermediary, the order is normally treated as if it had been placed directly with the Funds’ Transfer Agent, and you will pay or receive the next price calculated by the Fund following receipt by the intermediary of your order in proper form. The intermediary may hold your shares in an omnibus account in the intermediary’s name, and the intermediary maintains your individual ownership records. The Funds may pay the intermediary for maintaining these records and providing other shareholder services. The intermediary may charge a fee for handling the order.

Other Purchase Information

RETIREMENT PLANS

Shares of the Funds are available for purchase by most types of retirement plans,

including 401(k) plans, profit-sharing plans and individual retirement accounts.

PURCHASING WITH SECURITIES

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, and their acquisition must be consistent with the Fund’s objective and otherwise be acceptable to Rainier. Prior to making such a purchase, you should call Rainier at 1-800-248-6314 to determine whether the securities you wish to use to make a purchase are acceptable.

PURCHASE ORDER PROCESSING

Any money received for investment in a Fund, whether sent by check or wire, is invested at the applicable offering price for the share class in question, which is the net asset value per share for that share class, plus any applicable sales charge, that is next calculated after your order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the order, as well as a check or bank wire payment properly drawn and collectable. The Funds reserve the right to reject any purchase order.

The net asset value is calculated as of the close of regular trading of the NYSE, normally 4:00 p.m. (Eastern time). A check or wire received after the NYSE closes or on a day the NYSE is closed is invested at the next-calculated net asset value of the Fund, normally on the following business day.

EXCESSIVE TRADING POLICIES

Excessive or short-term trading (such as market timing) in Fund shares may harm performance by compromising portfolio management strategies and increasing Fund

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Purchasing, Selling and Exchanging Shares

expenses. The Board of Trustees has approved policies that seek to both discourage frequent purchases and redemptions, and also limit the disruptive effects of market timing. Pursuant to this policy, the Funds, their Distributor and agents reserve the following rights: (1) to refuse or reject any purchase or exchange order; (2) to cancel or reject any purchase or exchange order placed through an intermediary, no later than one business day after the order is received by the intermediary (including, but not limited to, orders considered to be excessive trading or market timing); and (3) to completely or partially close a Fund by ceasing to offer its shares at any time to all or certain groups of investors. These actions may be taken when, in the sole discretion of the Funds, they are deemed to be in the best interest of the Funds or if required by law. The Funds’ shares are available through intermediaries such as broker-dealers and retirement plan administrators that may establish omnibus accounts in the Funds, which may make it difficult or impossible for the Funds to detect excessive or short-term trading. The Funds will use reasonable efforts to work with these intermediaries to detect and deter disruptive trading. In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Funds can enforce their excessive trading policies.

OTHER

Federal tax law requires that you provide a certified taxpayer identification number and other certifications upon opening an account. This is necessary to avoid backup withholding of taxes. The Funds do not issue share certificates unless you specifically request this of the Transfer Agent in writing. All shares are normally held in a non-certified form on the books of the Funds, for your account or the account of the broker (or agent) at which you hold an account.

Selling Shares (Redemptions)

Shareholders may sell (redeem) Fund shares on any day the Funds are open for business either directly to the Fund or through certain intermediaries, depending on how the shares are held. Your redemption proceeds will equal the net asset value per share of the share class in question next calculated after your order is received in proper form, less any applicable CDSC. Payment for shares redeemed will usually be wired to your intermediary or the bank you indicate or mailed on the following day to the address of record for accounts held at the Transfer Agent. You may also have your redemption proceeds sent to your predetermined bank account by electronic funds transfer through the Automated Clearing House (“ACH”) network, provided your bank is a member. Proceeds will generally be credited to your account within two business days. There is no charge to have your payment sent via ACH. Absent unusual conditions, proceeds will be sent within seven calendar days after the Fund receives your redemption request in proper form.

Selling Shares Held with the Transfer Agent

SELLING BY MAIL OR OVERNIGHT DELIVERY

You may sell your shares by sending a written request to the Transfer Agent. Specify the name of the Fund, the number of shares or dollar amount you want redeemed

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and your name and account number. Also enclose any certificated shares that you want to redeem. The letter should be signed by all of the shareholders whose names appear on the account registration. Send your redemption request to:

Rainier Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight courier deliveries should be sent to:

Rainier Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street, Third Floor

Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests do not constitute receipt by the Transfer Agent of the Funds.

SIGNATURE GUARANTEES

To protect your account against fraud, signature guarantees are required in certain cases to enable the Funds to verify the identity of the person or persons authorizing the redemption. Signature guarantees are required if: (1) the redemption is a written request and the proceeds exceed $100,000 in the case of Original Shares or Class A Shares or $500,000 in the case of Institutional Shares; (2) if the proceeds are to be paid or sent to any person, address or bank account not on record; (3) if ownership is being changed on the account; or (4) if a change of address request was received by the Transfer Agent in the last 30 calendar days. In addition to the situations described, the

Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances. The signature(s) on the redemption request and on the certificates, if any, or stock powers must be guaranteed by an “eligible guarantor.” An eligible guarantor includes certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A notary public is not an eligible guarantor. Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

SELLING BY TELEPHONE

You may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the account application. You may then redeem shares of a Fund by telephoning the Transfer Agent at 1-800-248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. Redemptions by telephone must be at least $1,000. Proceeds normally will be mailed to the shareholder the following business day after the sale is executed. Upon request, redemption proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account. Telephone redemptions cannot be made if you notify the Transfer Agent of an address change within 30 calendar days before the redemption request. Once a telephone transaction has been placed, it cannot be cancelled or modified. Telephone

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Purchasing, Selling and Exchanging Shares

redemption is not available for retirement plan accounts. Redemption proceeds exceeding the amounts specified above will require written authorization that is signature guaranteed, as described previously.

When establishing telephone privileges, you are authorizing the Funds and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your account application. Such persons may request that the shares in your account be either exchanged or redeemed. Before executing an instruction received by telephone, the Funds and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Telephone redemption orders must be received prior to the close of the NYSE, normally, 4:00 p.m. (Eastern time), in order to be eligible for same-day pricing. Please allow sufficient time to place your telephone transaction.

AUTOMATIC WITHDRAWAL PLAN

Automatic withdrawals may be made from a Fund in an amount of $100 or more. Your account must have a value of at least $5,000 in Original Shares or Class A Shares or $200,000 in Institutional Shares to participate in this plan. If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This plan may be terminated at any time by the Funds. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

This service may not be provided for intermediaries who are providing similar services for an underlying client. Note that this plan may deplete your investment and affect your income or yield. You should be aware of the potential for tax liabilities if you make automatic withdrawals, especially if you plan to continue investing in the Fund. Please call the Transfer Agent at 1-800-248-6314 for further information.

OTHER

If you purchase shares using a check and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 calendar days). If payment of redemption proceeds is to be made by Federal wire transfer, a $15 fee may be applied.

Sales of Shares Held at Intermediaries

If your shares are held at an intermediary, you should contact that intermediary to initiate a sale of your shares. Intermediaries will have their own rules regarding how to initiate sales of shares and may have charges for facilitating redemptions and for transferring shares held in street name

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accounts. The intermediary is responsible for processing your order correctly and confirming your transaction. When placing an order with such an intermediary, the order is normally treated as if it had been placed directly with the Funds’ Transfer Agent, and you will pay or receive the next price calculated by the Fund following receipt by the intermediary of your order in proper form.

OTHER SHARE SALES INFORMATION

In order to reduce expenses, the Funds may redeem shares in any account if the total value of your account is less than $1,000 in Original Shares or Class A Shares or $50,000 in Institutional Shares as a result of redemptions. This does not apply to retirement plan or Uniform Gifts/Transfers to Minors Act accounts. Shareholders will be notified and given 30 calendar days during which to make an additional investment to bring the value of their account to at least the minimum required amount before an involuntary redemption occurs.

There are certain times when redemption payments may also be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. Each Fund has the right to pay redemption proceeds in whole or in part with a distribution by the Fund of securities in its portfolio equal in value to the sales price. It is not expected that a Fund would do so except in unusual circumstances.

EXCHANGING SHARES

Shareholders may exchange shares of any Fund for shares of any other Fund on any day the Funds are open for business. If you did not own shares of the Small/Mid Cap Equity Fund when it closed, you may not exchange shares from the other Funds that otherwise would be allowed to exchange into the Fund as described previously (unless you are allowed to open a new account as described under “Purchasing Shares”).

The International Discovery Fund currently is the only fund within the Rainier Fund family that offers Class A Shares. Accordingly, you do not have the ability to exchange shares of the International Discovery Fund for shares of any other Rainier Fund in a manner that would either exclude a subsequent repurchase of shares in the Fund from the imposition of a sales charge or qualify the redemption for a waiver of any applicable contingent deferred sales charge. If you wish to redeem Fund shares in a manner that would qualify a subsequent investment of the redemption proceeds in the Fund for a sales charge waiver and, if applicable, the credit of the contingent deferred sales charge to your account, you should consider using the Right of Reinvestment described previously.

You may obtain more information about the ability to reinvest by calling the Transfer Agent at 1-800-248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading.

The Funds reserve the right to reject any exchange order and may modify the exchange privilege by giving 60 days’ written notice to shareholders.

Exchanging Shares Held at the Transfer Agent

EXCHANGING BY MAIL

Shareholders may exchange shares by sending a written request to the Transfer Agent. You should specify the names of the Funds, the number of shares or dollar amount to be exchanged and your name and

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Purchasing, Selling and Exchanging Shares

account number(s). The letter should be signed by all of the shareholders whose names appear in the account registration. Please send your exchange request to:

Rainier Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight courier deliveries should be sent to:

Rainier Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

EXCHANGING BY TELEPHONE

If your account has telephone privileges, you may also exchange Fund shares by calling the Transfer Agent at 1-800-248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. If you exchange shares by telephone, you will be subject to certain identification procedures, which are described under “Selling Shares (Redemptions).”

Exchanging Shares Held at an Intermediary

If your shares are held at an intermediary, you should contact that intermediary to initiate an exchange of your shares. Intermediaries will have their own rules regarding how to initiate exchanges of shares and may have charges for facilitating exchanges. The intermediary is responsible for processing your order correctly and confirming your transaction.

Exchange Processing

All exchanges will be made on the basis of the relative net asset values of the Funds next determined after a completed request is received, plus or less, as appropriate, any applicable sales charge, to the extent Class A shares are part of the exchange. Requests for exchanges received in proper form before 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day.

Unclaimed Property

Your Fund account may be transferred to your state of residence if no activity occurs within your account during the inactivity period specified in your state’s abandoned property laws.

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Pricing of Fund Shares

The price of a Fund’s shares is based on the Fund’s net asset value. A Fund’s net asset value per share for a share class is calculated by dividing the Fund’s assets attributable to the share class, minus liabilities attributable to the share class, by the number of shares outstanding in that share class. A Fund’s assets are the market value of securities held in its portfolio, which is normally obtained from market quotations, plus any cash and other assets. If market quotations are not readily available for a portfolio security, or if it is believed that a quotation does not represent fair value for a security, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair value.” A Fund may also fair value securities in other situations affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day, a corporate action or a company announcement) or events affecting securities markets generally (for example, market volatility or a natural disaster). A Fund’s liabilities include fees and expenses owed by the Fund, as well as any obligations to trading partners. The number of Fund shares outstanding for a share class is the amount of shares of that class that have been issued to shareholders. In the case of a Fund that invests in non-U.S. securities that may trade on weekends or other days when the Fund does not price its shares, the value of these holdings may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The price an investor pays to purchase Fund shares is based on the net asset value per share (plus any applicable sales charge (load)) next calculated after the order is received in proper form. The amount an investor receives when selling Fund shares is the net asset value next calculated after the order is received in proper form, less any applicable contingent deferred sales charge. An order in proper form must include all correct and complete information, documents and signatures required to process the purchase or redemption, as well as a check or bank wire payment properly drawn and collectable in the case of a purchase. The net asset value of shares of each Fund is determined as of the close of regular trading on the NYSE, normally, 4:00 p.m. (Eastern time). Fund shares will not be priced on days when the NYSE is closed for trading (including certain U.S. holidays).

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Dividends, Distributions and Taxes

Dividends and Distributions

The Large Cap Equity, Mid Cap Equity, Small/Mid Cap Equity and International Discovery Funds intend to pay dividends annually. The Balanced Fund intends to pay dividends quarterly. The Intermediate Fixed Income and High Yield Funds intend to pay dividends monthly. Each Fund makes distributions of its net capital gains, if any, at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

It is expected that distributions from the Large Cap Equity, Mid Cap Equity, Small/Mid Cap Equity and International Discovery Funds will primarily consist of capital gains. It is expected that distributions from the Balanced Fund will consist of dividends and capital gains. It is expected that distributions from the Intermediate Fixed Income and Rainier High Yield Funds will primarily consist of dividends.

Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Transfer Agent or on the new account application that payment be made in cash. You may change your distribution option at any time by contacting the Transfer Agent in writing or by telephone. Any change should be submitted sufficiently in advance of the next distribution.

If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then-current net asset value per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

Tax Consequences

Each Fund intends to make distributions of dividends and capital gains. Dividends are taxable to shareholders as ordinary income. The rate a shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the shareholder owned the Fund shares. Shareholders will be taxed in the same manner whether they receive dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Selling or exchanging Fund shares is considered a taxable event for shareholders. Depending on the purchase price and the sale price of the shares exchanged or sold, a gain or a loss may result on the transaction. Shareholders are responsible for any tax liabilities generated by their transactions.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance for each Fund for the periods presented. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request.

Rainier Funds

For a capital share outstanding throughout the year

RAINIER LARGE CAP EQUITY FUND – ORIGINAL SHARES Fiscal year ending March 31,

	2014	2013	2012	2011	2010

Net asset value, beginning of year	$28.91	$27.33	$26.44	$22.69	$16.21

Income (loss) from investment operations:
Net investment income (loss)	(0.06)*	0.09 *	0.01 *	0.03 *	0.09

Net realized and unrealized gain on investments	5.70	2.01	0.95	3.82	6.49

Total from investment operations	5.64	2.10	0.96	3.85	6.58

Less distributions:
From net investment income	(0.06)	(0.09)	(0.07)	(0.10)	(0.10)

From net realized gain	(4.96)	(0.43)	–	–	–

Total distributions	(5.02)	(0.52)	(0.07)	(0.10)	(0.10)

Net asset value, end of year	$29.53	$28.91	$27.33	$26.44	$22.69

Total return	20.09%	7.82%	3.67%	16.98%	40.60%

Ratios/supplemental data:
Net assets, end of year (in millions)	$163.5	$189.0	$343.7	$540.1	$699.6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	1.19%	1.20%	1.17%	1.15%	1.12%

After fees waived and expenses absorbed	1.12%	1.18%	n/a	n/a	n/a

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed	(0.20%)	0.35%	0.02%	0.12%	0.36%

Portfolio turnover rate**	81.53%	84.93%	85.70%	74.09%	100.19%

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Financial Highlights

Rainier Funds

For a capital share outstanding throughout the year

RAINIER LARGE CAP EQUITY FUND – INSTITUTIONAL SHARES Fiscal year ending March 31,

	2014	2013	2012	2011	2010

Net asset value, beginning of year	$29.18	$27.60	$26.67	$22.85	$16.29

Income (loss) from investment operations:
Net investment income	0.02 *	0.18 *	0.07 *	0.09 *	0.13 *

Net realized and unrealized gain on investments	5.76	2.01	0.95	3.85	6.54

Total from investment operations	5.78	2.19	1.02	3.94	6.67

Less distributions:
From net investment income	(0.16)	(0.18)	(0.09)	(0.12)	(0.11)

From net realized gain	(4.96)	(0.43)	–	–	–

Total distributions	(5.12)	(0.61)	(0.09)	(0.12)	(0.11)

Net asset value, end of year	$29.84	$29.18	$27.60	$26.67	$22.85

Total return	20.42%	8.13%	3.91%	17.31%	40.93%

Ratios/supplemental data:
Net assets, end of year (in millions)	$395.6	$458.3	$567.7	$821.7	$848.6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.90%	0.94%	0.92%	0.90%	0.88%

After fees waived and expenses absorbed	0.83%	0.92%	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.07%	0.67%	0.28%	0.37%	0.62%

Portfolio turnover rate**	81.53%	84.93%	85.70%	74.09%	100.19%

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Rainier Funds

For a capital share outstanding throughout the year

RAINIER MID CAP EQUITY FUND – ORIGINAL SHARES Fiscal year ending March 31,

	2014	2013	2012	2011	2010

Net asset value, beginning of year	$48.50	$44.62	$43.42	$33.43	$22.42

Income (loss) from investment operations:
Net investment loss	(0.37)*	(0.20)*	(0.13)*	(0.21)	(0.12)*

Net realized and unrealized gain on investments	9.87	4.08	1.33	10.20	11.13

Total from investment operations	9.50	3.88	1.20	9.99	11.01

Less distributions:
From net investment income	–	–	–	–	(0.00)**

From net realized gains	(4.79)	–	–	–	–

Total distributions	(4.79)	–	–	–	(0.00)**

Net asset value, end of year	$53.21	$48.50	$44.62	$43.42	$33.43

Total return	20.21%	8.70%	2.76%	29.88%	49.13%

Ratios/supplemental data:
Net assets, end of year (in millions)	$137.8	$210.2	$276.6	$466.5	$386.2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	1.34%	1.35%	1.31%	1.30%	1.29%

After fees waived and expenses absorbed/recouped	1.35%	1.35%	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.72%)	(0.47%)	(0.65%)	(0.59%)	(0.43%)

Portfolio turnover rate***	149.80%	131.10%	127.86%	110.64%	144.92%

*Computed using the average shares method.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

P / 67

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the year

RAINIER MID CAP EQUITY FUND – INSTITUTIONAL SHARES Fiscal year ending March 31,

	2014	2013	2012	2011	2010

Net asset value, beginning of year	$49.38	$45.32	$43.98	$33.78	$22.61

Income (loss) from investment operations:
Net investment loss	(0.21)*	(0.08)*	(0.01)*	(0.11)	(0.03)

Net realized and unrealized gain on investments	10.06	4.14	1.35	10.31	11.22

Total from investment operations	9.85	4.06	1.34	10.20	11.19

Less distributions:
From net investment income	–	–	–	–	(0.02)

From net realized gains	(4.79)	–	–	–	–

Total distributions	(4.79)	–	–	–	(0.02)

Net asset value, end of year	$54.44	$49.38	$45.32	$43.98	$33.78

Total return	20.57%	8.96%	3.05%	30.20%	49.50%

Ratios/supplemental data:
Net assets, end of year (in millions)	$865.2	$732.4	$672.5	$467.7	$312.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.10%	1.10%	1.06%	1.05%	1.04%

After fees waived and expenses absorbed	1.05%	1.09%	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.41%)	(0.19%)	(0.35%)	(0.34%)	(0.14%)

Portfolio turnover rate**	149.80%	131.10%	127.86%	110.64%	144.92%

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

P / 68

Rainier Funds

For a capital share outstanding throughout the year

RAINIER SMALL/MID CAP EQUITY FUND – ORIGINAL SHARES Fiscal year ending March 31,

	2014	2013	2012	2011	2010

Net asset value, beginning of year	$40.54	$36.91	$35.65	$27.60	$18.67

Income (loss) from investment operations:
Net investment loss	(0.32)*	(0.19)*	(0.25)*†	(0.23)	(0.12)*

Net realized and unrealized gain/(loss) on investments	9.03	3.82	1.51	8.28	9.05

Total from investment operations	8.71	3.63	1.26	8.05	8.93

Less distributions:
From net investment income	–	–	–	–	–

From net realized gain	(0.47)	–	–	–	–

Total distributions	(0.47)	–	–	–	–

Net asset value, end of year	$48.78	$40.54	$36.91	$35.65	$27.60

Total return	21.55%	9.83%	3.53%	29.17%	47.83%

Ratios/supplemental data:
Net assets, end of year (in millions)	$771.9	$1,091.5	$1,302.9	$1,781.6	$1,880.7

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.32%	1.29%	1.26%	1.24%	1.21%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.73%)	(0.52%)	(0.74%)	(0.65%)	(0.52%)

Portfolio turnover rate**	139.65%	121.29%	110.71%	112.96%	127.18%

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

†Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.

P / 69

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the year

RAINIER SMALL/MID CAP EQUITY FUND – INSTITUTIONAL SHARES Fiscal year ending March 31,

	2014	2013	2012	2011	2010

Net asset value, beginning of year	$41.77	$37.93	$36.54	$28.22	$19.05

Income (loss) from investment operations:
Net investment loss	(0.19)*	(0.09)*	(0.16)*†	(0.13)	(0.06)*

Net realized and unrealized gain on investments	9.32	3.93	1.55	8.45	9.23

Total from investment operations	9.13	3.84	1.39	8.32	9.17

Less distributions:
From net investment income	–	–	–	–	–

From net realized gains	(0.47)	–	–	–	–

Total distributions	(0.47)	–	–	–	–

Net asset value, end of year	$50.43	$41.77	$37.93	$36.54	$28.22

Total return	21.92%	10.12%	3.80%	29.48%	48.14%

Ratios/supplemental data:
Net assets, end of year (in millions)	$958.2	$1,055.6	$1,291.3	$1,445.2	$1,428.1

Ratio of expenses to average net assets:	1.01%	1.02%	1.01%	0.99%	0.96%

Ratio of net investment income to average net assets	(0.42%)	(0.23%)	(0.47%)	(0.39%)	(0.26%)

Portfolio turnover rate**	139.65%	121.29%	110.71%	112.96%	127.18%

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

†Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.

P / 70

Rainier Funds

For a capital share outstanding throughout the year

RAINIER BALANCED FUND – ORIGINAL SHARES Fiscal year ending March 31,

	2014	2013	2012	2011	2010

Net asset value, beginning of year	$15.49	$16.35	$15.82	$14.22	$11.24

Income (loss) from investment operations:
Net investment income	0.10	0.17 *	0.17 *	0.16	0.20

Net realized and unrealized gain on investments	1.66	0.76	0.53	1.60	2.97

Total from investment operations	1.76	0.93	0.70	1.76	3.17

Less distributions:
From net investment income	(0.10)	(0.22)	(0.17)	(0.16)	(0.19)

From net realized gains	(1.99)	(1.57)	–	–	–

Total distributions	(2.09)	(1.79)	(0.17)	(0.16)	(0.19)

Net asset value, end of year	$15.16	$15.49	$16.35	$15.82	$14.22

Total return	11.66%	6.59%	4.22%	12.52%	28.35%

Ratios/supplemental data:
Net assets, end of year (in millions)	$7.3	$8.0	$10.9	$39.7	$51.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.34%	1.28%	1.16%	1.16%	1.12%

After fees waived and expenses absorbed	1.19%	1.19%	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.62%	1.09%	0.98%	1.13%	1.50%

Portfolio turnover rate**	88.71%	67.14%	77.20%	69.29%	84.74%

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

P / 71

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the year

RAINIER BALANCED FUND – INSTITUTIONAL SHARES Fiscal year ending March 31,

	2014	2013	2012	2011	2010

Net asset value, beginning of year	$15.59	$16.44	$15.91	$14.30	$11.30

Income (loss) from investment operations:
Net investment income	0.14	0.21 *	0.21 *	0.20	0.23

Net realized and unrealized gain on investments	1.68	0.77	0.53	1.61	2.99

Total from investment operations	1.82	0.98	0.74	1.81	3.22

Less distributions:
From net investment income	(0.14)	(0.26)	(0.21)	(0.20)	(0.22)

From net realized gains	(1.99)	(1.57)	–	–	–

Total distributions	(2.13)	(1.83)	(0.21)	(0.20)	(0.22)

Net asset value, end of year	$15.28	$15.59	$16.44	$15.91	$14.30

Total return	12.03%	6.76%	4.63%	12.81%	28.68%

Ratios/supplemental data:
Net assets, end of year (in millions)	$23.0	$21.9	$32.0	$32.1	$30.3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.99%	1.00%	0.91%	0.91%	0.87%

After fees waived and expenses absorbed	0.94%	0.94%	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.87%	1.32%	1.23%	1.38%	1.75%

Portfolio turnover rate**	88.71%	67.14%	77.20%	69.29%	84.74%

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

P / 72

Rainier Funds

For a capital share outstanding throughout the year

RAINIER INTERMEDIATE FIXED INCOME FUND – ORIGINAL SHARES Fiscal year ending March 31,

	2014	2013	2012	2011	2010

Net asset value, beginning of year	$13.31	$13.28	$13.07	$13.03	$12.33

Income (loss) from investment operations:
Net investment income	0.30	0.38	0.42	0.45	0.49

Net realized and unrealized gain/(loss) on investments	(0.29)	0.11	0.33	0.15	0.70

Total from investment operations	0.01	0.49	0.75	0.60	1.19

Less distributions:
From net investment income	(0.30)	(0.38)	(0.43)	(0.45)	(0.49)

From net realized gains	(0.10)	(0.08)	(0.11)	(0.11)	–

Total distributions	(0.40)	(0.46)	(0.54)	(0.56)	(0.49)

Net asset value, end of year	$12.92	$13.31	$13.28	$13.07	$13.03

Total return	0.08%	3.73%	5.83%	4.62%	9.75%

Ratios/supplemental data:
Net assets, end of year (in millions)	$107.0	$109.1	$109.0	$110.6	$130.7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.74%	0.74%	0.72%	0.71%	0.70%
After fees waived and expenses absorbed	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	2.27%	2.82%	3.14%	3.36%	3.80%

Portfolio turnover rate*	136.10%	30.63%	32.65%	40.18%	44.49%

*Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

P / 73

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

RAINIER HIGH YIELD FUND – ORIGINAL SHARES Fiscal year/period ending March 31,

	Fiscal year ending March 31, 2014	July 31, 2012* through March 31, 2013

Net asset value, beginning of year/period	$12.43	$12.26

Income (loss) from investment operations:
Net investment income	0.66 **	0.49	**

Net realized and unrealized gain on investments	0.18	0.35

Total from investment operations	0.84	0.84

Less distributions:
From net investment income	(0.69)	(0.48)

From net realized gains	(0.24)	(0.19)

Total distributions	(0.93)	(0.67)

Net asset value, end of year/period	$12.34	$12.43

Total return	7.07%	7.01	%†

Ratios/supplemental data:
Net assets, end of year/period (in millions)	$0.1	$0.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.00%	1.03	%‡

After fees waived and expenses absorbed	0.90%	0.90	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	5.33%	5.90	%‡

Portfolio turnover rate***	28.71%	32.74	%†

†Not annualized.

‡Annualized.

*Commencement of operations.

**Computed using the average shares method.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

P / 74

Rainier Funds

For a capital share outstanding throughout the year

RAINIER HIGH YIELD FUND – INSTITUTIONAL SHARES Fiscal year ending March 31,

	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.43	$12.12	$12.06	$11.84	$10.00

Income (loss) from investment operations:
Net investment income	0.72	0.76	0.78	0.87	0.90

Net realized and unrealized gain on investments	0.13	0.50	0.12	0.63	1.91

Total from investment operations	0.85	1.26	0.90	1.50	2.81

Less distributions:
From net investment income	(0.72)	(0.75)	(0.78)	(0.87)	(0.89)

From net realized gains	(0.24)	(0.20)	(0.06)	(0.41)	(0.08)

Total distributions	(0.96)	(0.95)	(0.84)	(1.28)	(0.97)

Net asset value, end of year	$12.32	$12.43	$12.12	$12.06	$11.84

Total return	7.16%	10.74%	7.81%	13.21%	28.86%

Ratios/supplemental data:
Net assets, end of year (in millions)	$47.2	$42.7	$37.8	$16.0	$12.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.75%	0.78%	0.73%	0.77%	0.95%

After fees waived and expenses absorbed	0.65%	0.65%	0.65%	0.65%	0.65%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	5.85%	6.14%	6.55%	7.20%	8.22%

Portfolio turnover rate*	28.71%	32.74%	42.05%	26.16%	67.89%

*Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

P / 75

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the year/period

RAINIER INTERNATIONAL DISCOVERY FUND – CLASS A SHARES Fiscal year/period ending March 31,

	Fiscal year ending March 31, 2014		November 30, 2012* through March 31, 2013

Net asset value, beginning of year/period	$12.89		$11.21

Income (loss) from investment operations:
Net investment income (loss)	(0.10	)**	0.04	**

Net realized and unrealized gain on investments	3.03		1.67

Total from investment operations	2.93		1.71

Less distributions:
From net investment income	(0.00	)***	(0.03)

From net realized gains	(0.26)		–

Total distributions	(0.26)		(0.03)

Net asset value, end of year/period	$15.56		$12.89

Total return	22.91%		15.28	%†

Ratios/supplemental data:
Net assets, end of year/period (in millions)	$2.9		$0.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%		2.78	%‡

After fees waived and expenses absorbed	1.50%		1.50	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.66%)		0.89	%‡

Portfolio turnover rate****	80.14%		78.16	%†

†Not annualized.

‡Annualized.

*Commencement of operations.

**Computed using the average shares method.

***Amount is less than $0.01 per share.

****Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

P / 76

Rainier Funds

For a capital share outstanding throughout the year/period

RAINIER INTERNATIONAL DISCOVERY FUND – INSTITUTIONAL SHARES Fiscal year/period ending March 31,

	Fiscal year ending March 31, 2014	Fiscal year ending March 31, 2013	March 28, 2012* through March 31, 2012

Net asset value, beginning of year/period	$12.89	$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.01 ***	0.02	0.00	**

Net realized and unrealized gain on investments	2.95	2.88	0.02

Total from investment operations	2.96	2.90	0.02

Less distributions:
From net investment income	(0.01)	(0.03)	–

From net realized gains	(0.26)	–	–

Total distributions	(0.27)	(0.03)	–

Net asset value, end of year/period	$15.58	$12.89	$10.02

Total return	23.15%	29.00%	0.20	%†

Ratios/supplemental data:
Net assets, end of year/period (in millions)	$30.3	$20.4	$11.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.61%	2.42%	2.12	%‡

After fees waived and expenses absorbed	1.25%	1.25%	1.25	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.08%	0.18%	0.33	%‡

Portfolio turnover rate****	80.14%	78.16%	0.23	%†

†Not annualized.

‡Annualized.

*Commencement of operations.

**Amount is less than $0.01 per share.

***Computed using the average shares method.

****Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

P / 77

Index Descriptions

The Standard & Poor’s 500® Index is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $2.3 billion to $545.3 billion as of May 31, 2014.

The Russell Midcap® Index is an unmanaged index composed of the equities of companies ranging in value from $2.2 billion to $27.1 billion as of May 31, 2014.

The Russell Midcap® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $2.3 billion to $27.1 billion as of May 31, 2014.

The Russell 2500™ Index is an unmanaged index composed of the equities of companies ranging in value from $169 million to $9.4 billion as of May 31, 2014.

The Russell 2500™ Growth Index is an unmanaged index composed of the equities of companies ranging in value from $169 million to $9.4 billion as of May 31, 2014.

The Russell 2000® Index is an unmanaged index composed of the equities of companies ranging in value from $169 million to $4.1 billion as of May 31, 2014.

The Balanced Index is computed by Rainier and consists of 60% S&P 500 Index, 35% Barclays Capital U.S. Intermediate Government/Credit Bond Index and 5% 91-Day U.S. Treasury Bill Index. Actual asset allocation of the Rainier Balanced Fund may vary from the Balanced Index.

The Barclays Capital U.S. Intermediate Government/Credit Bond Index is an unmanaged index composed of all bonds covered by the Barclays Capital U.S. Government/Credit Index with maturities between one and 9.99 years.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The Bank of America Merrill Lynch U.S. High Yield Master II Index is composed of all qualifying securities that represent the High Yield Market; including corporate bonds and distressed securities.

The Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index contains all securities in The Bank of America Merrill Lynch U.S. High Yield Master II Index rated BB+ through B.

The MSCI AC World ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 23 Emerging Markets Countries.

The indices are not available for investment and do not incur charges or expenses.

P / 78

Privacy Policy

Rainier Investment Management Mutual Funds and Rainier Investment Management, LLC, the Funds’ investment adviser, collect nonpublic information about you from the following sources:

•	Information we receive from applications or other forms;

•	Information we receive from you through website or e-mail communications;

•	Information you may give us orally; and

•	Information about your transactions with others or us.

We do not disclose any nonpublic personal information about our customers or former shareholders to nonaffiliated third parties, except as required by law, such as in response to inquiries from governmental authorities. We may also disclose information to unaffiliated third parties, such as brokers or custodians, as permitted by law and as needed to provide agreed upon services to you. Rainier restricts access to your personal and account information to those employees who provide products and services to you. Additionally, we maintain physical, electronic and procedural safeguards to protect your non-public personal information. Please contact us directly with any specific questions about our data safeguards.

P / 79

Series of Rainier Funds

(the “Funds”)

	Original	Institutional	Class A
Rainier Large Cap Equity Fund	RIMEX	RAIEX
Rainier Mid Cap Equity Fund	RIMMX	RAIMX
Rainier Small/Mid Cap Equity Fund	RIMSX	RAISX
Rainier Balanced Fund	RIMBX	RAIBX
Rainier Intermediate Fixed Income Fund	RIMFX
Rainier High Yield Fund	RIMYX	RAIHX
Rainier International Discovery Fund		RAIIX	RISAX

For more information about the Funds, the following documents are available for free on request:

ANNUAL/SEMIANNUAL REPORTS

Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI, which is incorporated into this prospectus by reference, provides more detailed information about the Funds.

To receive free copies of the Funds’ reports and SAI, request other information or discuss your questions concerning the Funds, please contact the Rainier Funds at 1-800-248-6314 or visit www.rainierfunds.com.

Information about the Funds, including the Funds’ reports and SAI, can also be viewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Please call (202) 551-8090 for information about the operation of the Public Reference Room. Text-only copies are available:

•	For a duplicating fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.

•	Free of charge from the Commission’s Internet website at http://www.sec.gov.

•	Free of charge at www.rainierfunds.com

To reduce the volume of mail you receive, the Rainier Funds may mail only one copy of the annual and semiannual reports, Prospectus and SAI and other regulatory materials to your household. You can call Rainier Funds at 1-800-248-6314 to request (1) additional copies of these regulatory materials, or (2) that we discontinue householding of regulatory materials.

601 Union Street, Suite 2801, Seattle, WA 98101

1.800.248.6314 www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

P / 80

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

This cover is not part of the Prospectus.	RA-PRO

RAINIER FUNDS

	Original	Institutional	Class A
Rainier Large Cap Equity Fund	RIMEX	RAIEX
Rainier Mid Cap Equity Fund	RIMMX	RAIMX
Rainier Small/Mid Cap Equity Fund	RIMSX	RAISX
Rainier Balanced Fund	RIMBX	RAIBX
Rainier Intermediate Fixed Income Fund	RIMFX
Rainier High Yield Fund	RIMYX	RAIHX
Rainier International Discovery Fund		RAIIX	RISAX

Statement of Additional Information

Dated July 31, 2014

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated July 31, 2014, for the above-referenced Funds (the “Funds”). Rainier Investment Management, LLC, a Delaware limited liability company (“Rainier”), is the investment adviser to each series (each, a “Fund”) of Rainier Investment Management Mutual Funds (the “Trust”). This SAI is incorporated by reference in its entirety into the Prospectus. The report on the audited financial statements of the Trust for the year ended March 31, 2014 is also incorporated by reference in its entirety into this SAI. A copy of the Prospectus may be obtained from Rainier at 601 Union St., Ste. 2801, Seattle, WA 98101 by calling 1-800-248-6314 or from Rainier’s website at www.rainierfunds.com.

THE TRUST

The Trust is an open-end, management investment company organized as a Delaware statutory trust on December 15, 1993. The Trust consists of eight separate Funds, each of which has it own objective, assets, liabilities and net assets. Rainier serves as the investment adviser to the Trust and the Funds. This SAI applies to seven of the eight Funds.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Funds’ investment objectives and policies as set forth in their Prospectus. The Funds’ investment objectives are fundamental and therefore cannot be changed without shareholder approval. There can be no guarantee that the objective of any Fund will be attained.

A Fund may invest in the following types of investments to the extent consistent with its investment objective and strategies. Each type of investment is subject to certain risks, as discussed below.

Equity Securities

Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. The value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectus and this Statement of Additional Information. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees.

Preferred Stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Initial Public Offerings. Securities issued in initial public offerings (“IPOs”) are often issued by unseasoned companies that have the risks of smaller capitalization companies. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and a Fund may hold securities purchased in an IPO for a very short period of time. As a result, a Fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of investors to which IPO securities are allocated increases, the number of securities issued to any one investor may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. There can be no assurance that investments in IPOs will improve a Fund’s performance.

Warrants to Purchase Securities

Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

A Fund normally will not invest more than 5% of its net assets in warrants to purchase securities. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The majority of these transactions run from day to day and not more than seven days from the original purchase. The Fund maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds intend to enter into repurchase agreements only with banks and dealers believed by Rainier to present minimum credit risks. Rainier will review and monitor the creditworthiness of such institutions under the Board of Trustees’ general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the Fund’s ability to sell the collateral and it could suffer a loss.

When-Issued Securities

The Funds may purchase securities on a “when-issued” or delayed delivery basis, generally in connection with an underwriting or other offering. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While when-issued securities may be sold prior to the settlement date, the Funds generally intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds will earmark or segregate with the custodian liquid assets equal in value to commitments for when-issued securities.

Illiquid Securities; Rule 144A Securities

Each Fund has the right to invest in such securities, but not to the extent of more than 15% of its net assets, measured at the time of purchase. Illiquid securities are defined for this purpose by the Securities and Exchange Commission as those which cannot be disposed of within seven days at approximately the same amount at which they are valued.

Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of securities, and a Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

There is a large institutional market for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission or otherwise, it may be determined that such securities are liquid notwithstanding their legal or contractual restrictions on resale.

U.S. Government Obligations

U.S. Government securities include direct obligations issued by the United States Treasury, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years). They also include U.S. Government agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, The Federal National Mortgage Association (“FNMA”) and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies’ obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assess a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Convertible Securities

A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. Convertible securities offer higher income than the common stocks into which they are convertible. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations in value based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Mortgage-Related Securities

Mortgage-related securities include mortgage pass-through securities, which represent interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Conversely, when interest rates increase, homeowners may elect not to prepay their mortgages at the anticipated rates, resulting in greater exposure on the part of a Fund holding mortgage-related securities to the effects of interest rate increases on the value of the securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U. S. Government (in the case of securities guaranteed by the Government National Mortgage Association (“GNMA”)), or by agencies and instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid periodically. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes generally receive principal only after the first class has been retired.

Other mortgage related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest.

Asset-Backed Securities

Each Fund may invest in asset-backed receivables, which represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed receivables may be issued by governmental, government-related and private organizations. Asset-backed securities may be prepaid prior to maturity and, hence, the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. It is possible that the securities could become illiquid or experience losses.

Securities Lending

The Funds may lend securities. The Funds may lend their securities in an amount not to exceed 30% of their assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable requirements. Under the present requirements, the loan collateral generally must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks or securities of the U.S. Government or its agencies.

Foreign Securities

There are special risks in investing in any foreign securities, including U.S. dollar denominated securities of foreign issuers, American Depositary Receipts, Global Depositary Receipts, International Depositary Receipts and securities of foreign issuers listed and traded on a domestic or foreign securities exchange, as well as investments in U.S. companies with significant exposure to foreign markets. These risks include, but are not limited to, the following.

Political and Economic Factors. Foreign economies may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics or social structure of certain foreign countries may not be as stable as those of the United States, and the governments of foreign countries may pursue diplomatic policies that are not consistent with the increase in value of the Funds’ holdings in foreign securities.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, the imposition of exchange controls, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Geographic Concentration and Country Risk. A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Currency Fluctuations. A change in the value of a foreign currency against the U.S. dollar may result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency and may impact the value of U.S. dollar denominated securities related to that country. Such changes may also affect a Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. A Fund may purchase foreign securities in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and may be less liquid than comparable U.S. securities markets. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States. Such differences and potential delays may expose a Fund to increased risk of loss in the event of a failed trade or the insolvency of a foreign broker-dealer.

The value of a Fund’s portfolio positions may also be adversely impacted by delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Governmental, Legal, Accounting and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States. Foreign auditing requirements may not be comparable to those in the United States. There is also a risk that foreign governments may seek to nationalize or expropriate assets in a manner that causes losses to the Funds.

Emerging Markets Investments. Investments by a Fund in securities issued by the governments of emerging or developing countries, and of companies located or doing business within those countries, generally involve greater risks than other foreign investments. Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability than those of more developed countries. The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in securities, and significant foreign currency devaluations and fluctuations.

Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Such volatility may be exacerbated by illiquidity. The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market. Small trading volumes may result in the Fund being forced to purchase securities at a substantially higher price than the current market, or to sell securities at much lower prices than the current market.

Taxes. The interest or dividends payable on certain foreign portfolio securities may be subject to foreign withholding taxes. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Fund.

Forward Foreign Currency Exchange Contracts

The International Discovery Fund may enter into forward foreign currency exchange contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

•	Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).
•

Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”).

•	Do not require an initial margin deposit.
•	May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

The International Discovery Fund also may enter into hedging strategies with currency forwards. A “settlement hedge” or “transaction hedge” is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund’s investment is denominated. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

The International Discovery Fund also may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

Corporate Debt Obligations

Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than nine months. The Funds may also invest in corporate fixed income securities registered and sold in the United States by foreign issuers (Yankee bonds) and those sold outside of the United States by foreign or U.S. issuers (Eurobonds).

High Yield Securities

Investments in securities rated below investment grade that are eligible for purchase by a Fund are described as “speculative” by Moody’s, S&P and Fitch. Investments in lower rated corporate debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The use of credit to evaluate high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. Rainier does not rely solely on credit ratings when selecting securities for a Fund, and develops its own analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if Rainier deems it in the best interest of shareholders.

Loan Participations

The High Yield Fund may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. The Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

Loan assignments, loan participations, delayed funding loans, revolving credit facilities, bridge loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what Rainier believes to be a fair price. Certain types of loans, such as bridge loans (especially those in which the High Yield Fund may invest) may provide certain types of equity features such as warrants and conversion rights. Those instruments and investments involve additional risks of an investment in equity, including potentially significant changes in value, difficulty in accurately valuing them, a lack of liquidity, a potentially significant loss on the investment, and the possibility that the particular right could expire worthless if not exercised.

In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s net asset value than if the value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. There may not be a recognizable, liquid market for loan participations.

The Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, the Fund will generally treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, Securities and Exchange Commission (“SEC”) interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Investments in loan participations are considered to be debt obligations for purposes of any investment restrictions relating to the lending of funds or assets by the Fund. Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Fund. For example, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

Structured Notes

Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the “reference instrument”) or the relative change in two or more reference instruments. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments. Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. In order to cover structured notes, the Fund, to the extent required by the SEC, will designate assets to cover its obligations with respect to such instruments.

Collateralized Debt Obligations

The High Yield Fund, Balanced Fund and Intermediate Fixed Income Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. A CDO may charge management fees and administrative expenses. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which is designed to bear the bulk of defaults from the bonds or loans in the trust and is intended to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust will typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Funds’ Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of he collateral may decline in value or default; (iii) a Fund may invest in CDOs that subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Exchange-Traded Notes

Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how a Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress may adopt proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Zero-Coupon, Delayed Interest and Capital Appreciation Securities

Zero-coupon, delayed interest, pay-in-kind (“PIK”) and capital appreciation securities are securities that make no periodic interest payments, but are sold at a discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, a Fund may not receive any return on its investment. Because such securities bear no interest and generally compound periodically at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Since such bondholders do not receive interest payments, when interest rates rise, zero-coupon, delayed interest and capital appreciation securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon, delayed interest and capital appreciation securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon, delayed interest and capital appreciation securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, a Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero-coupon bonds and delayed interest securities, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Industrial Development Bonds

The High Yield Fund may invest in municipal securities, such as industrial development bonds that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports). Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or periodic basis.

Derivative Instruments

A Fund may make use of various derivative instruments such as options, futures and structured notes. Unless otherwise disclosed, a Fund generally will not use derivatives in an amount exceeding 5% of its assets. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Funds also may use those instruments.

Futures. A Fund may purchase and sell futures contracts with respect to interest rates and securities indices. A Fund may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy.

An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indices as well as financial instruments, including: the S&P 500; the S&P 100; the S&P Midcap 400; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

The Funds expect to use futures contracts in accordance with the applicable rules of the Commodity Futures Trading Commission under which the Trust and the Funds may avoid being deemed a “commodity pool” and the Investment Adviser thus may avoid being deemed a “commodity pool operator.” Therefore, neither the Investment Adviser nor the Funds will register or be regulated under the Commodity Exchange Act of 1974 and related rules and regulations.

A Fund might use futures contracts to hedge against anticipated changes in interest rates or securities prices that might adversely affect either the value of the Fund’s securities or the price of the securities that the Fund intends to purchase. A Fund might also buy futures contracts on securities indexes with respect to a large cash investment in the Fund pending full investment of that cash in securities.

The Funds will enter into only those futures contracts that are standardized and quoted on an automated quotation system or traded on a U.S. exchange, board of trade or similar entity.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit a specified amount of assets with the futures broker or a custodian (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Each day the Fund deposits or receives cash, called “variation margin,” based on the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).

When purchasing a futures contract, a Fund will designate (and mark-to-market on a daily basis) assets determined to be liquid by Rainier in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the contract value of the futures contract.

There are several risks associated with the use of futures contracts. A purchase or sale of a futures contract may result in losses substantially in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures transaction not to achieve its objectives. A decision as to whether, when and how to use futures involves the exercise of skill and judgment, and even a well-conceived investment may be unsuccessful to some degree because of market behavior or unexpected interest rate or securities price trends.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract, and that Fund would remain obligated to meet margin requirements until the position is closed.

Options. The Rainier High Yield Fund and Rainier International Discovery Fund may purchase and write call or put options on securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes.

The Funds may invest in options that are listed on U.S. exchanges or traded over-the-counter. In addition, the Funds may invest in options that are listed on recognized foreign exchanges. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund’s ability to effectively hedge its securities.

Call Options. A purchaser (holder) of a call option pays a non-refundable premium to the seller (writer) of a call option to obtain the right to purchase a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a call option, upon payment by the holder of the premium, has the obligation to sell the security to the holder of the call option at the exercise price during the exercise period. The Funds may both purchase and write call options.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.

Purchasing Call Options. The Funds may purchase call options. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. Instead of exercising the option and purchasing the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option. A closing sale transaction gives the Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features. The Fund will realize a profit from a closing sale transaction if the cost of the transaction is more than the premium it paid to purchase the option. The Fund will realize a loss from the closing sale transaction if the cost of the transaction is less than the premium paid by the Fund. The Funds may purchase call options on securities that they intend to buy in order to limit the risk of a substantial change in the market price of the security. The Funds may also purchase call options on securities held in their portfolios and on which they have written call options.

Although the Funds will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Writing Call Options. The Funds may write call options. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period.

Generally, the Funds will only write “covered call options.” A call option is “covered” when the Fund either holds the security subject to the option or an option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option.

The Fund may write a call option that is not “covered” according to the description provided above; however, the Fund will designate sufficient liquid assets to cover its obligation in accordance with applicable SEC positions.

As the writer of a call option, in return for the premium, a Fund gives up the opportunity to realize a profit from a price increase in the underlying security above the exercise price and retains the risk of loss should the price of the security decline. If a call option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium. However, any gain may be offset by a decline in the market value of the security during the exercise period. If the option is exercised, the Fund will experience a profit or loss from the sale of the underlying security. A Fund may have no control over when the underlying securities must be sold because the Fund may receive an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a call option by entering into a “closing purchase transaction.” A closing purchase transaction allows a Fund to terminate its obligation to sell a security subject to a call option through an offsetting purchase during the exercise period of an option having the same features. A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised. In addition, there is no guarantee that a Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund. Effecting a closing purchase transaction on a call option permits a Fund to write another call option on the underlying security with a different exercise price, exercise date or both. If a Fund wants to sell a portfolio security that is subject to a call option, it will effect a closing purchase transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option. Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Put Options. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. The Funds may both purchase and write put options.

Purchasing Put Options. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. Instead of exercising the option and selling the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option. A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.

A Fund may purchase put options on its portfolio securities for defensive purposes (“protective puts”). The Fund may purchase a protective put for a security it holds in its portfolio to protect against a possible decline in the value of the security subject to the put option. A Fund may also purchase a protective put for a security in its portfolio to protect the unrealized appreciation of the security without having to sell the security. By purchasing a put option, a Fund is able to sell the security subject to the put option at the exercise price during the exercise period even if the security has significantly declined in value.

A Fund may also purchase put options for securities it is not currently holding in its portfolio. The Fund would purchase a put option on a security it does not own in order to benefit from a decline in the market price of the security during the exercise period. A Fund will only make a profit by exercising a put option if the market price of the security subject to the put option plus the premium and the transaction costs paid by the Fund together total less than the exercise price of the put option.

Writing Put Options. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

A Fund will only write put options on a covered basis. For a put option to be considered covered, a Fund must either (1) designate suitable liquid assets to cover its obligation in accordance with SEC positions; or (2) own an option to sell the security subject to the put option, which has an exercise price during the entire option period equal to or greater than the exercise price of the covered put option. The rules of a clearing corporation may require that such assets be deposited in escrow to ensure payment of the exercise price.

If a put option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium. If the put option is exercised, the Fund must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time. A Fund may have no control over when the underlying securities must be purchased because the Fund may be assigned an exercise notice at any time during the exercise period.

The Fund may choose to terminate its obligation as the writer of a put option by entering into a “closing purchase transaction.” A closing purchase transaction allows the Fund to terminate its obligation to purchase a security subject to a put option by allowing the Fund to cancel its position under a previously written put option through an offsetting purchase during the exercise period of an option having the same features. The Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised. In addition, there is no guarantee that the Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund. Effecting a closing purchase transaction on a put option permits the Fund to write another put option.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option. Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.

A Fund may write put options in situations when Rainier wants to buy the underlying security for the Fund at a price lower than the current market price of the security. To effect this strategy, a Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price the Fund is willing to pay. Since a Fund may also receive interest on liquid holdings maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk of this strategy is that the market price of the underlying security would decline below the exercise price less the premiums received.

Swaps. The Rainier High Yield Fund and Rainier International Discovery Fund may enter into swaps. A swap is a derivative in the form of an agreement to exchange the return generated by one reference asset for the return generated by another reference asset. The payment streams are calculated by reference to a specified reference asset and agreed upon notional amount. The term “specified reference asset” includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps into which a Fund may enter would generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

The swaps in which a Fund may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps other than credit default swaps generally do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

A Fund may engage in swap options for hedging purposes or to manage and mitigate the credit and interest rate risk of the Fund. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, (i) changes in the market value of securities held by the Fund, and of swap options relating to those securities may not be proportionate, (ii) there may not be a liquid market for the Fund to sell a swap option, which could result in difficulty closing a position, (iii) swap options can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate, and (iv) counterparty risk.

A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the Fund designating cash or liquid securities in an amount sufficient to satisfy the liability. A Fund may enter into OTC derivatives transactions (swaps, caps, floors, puts, etc., but excluding foreign exchange contracts) with counterparties that are approved by Rainier in accordance with guidelines established by the Board. These guidelines may provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA.

Interest rate and total return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total return swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an interest rate or total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary fund securities transactions. If Rainier is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

A Fund may enter into credit default swap contracts for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to the Fund because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

A Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in the Fund, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The Fund will designate assets in the form of cash, cash equivalents and other liquid investments in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

Other Registered Investment Companies

A Fund may invest in the securities of other registered investment companies, including exchange-traded funds (“ETFs”), money market funds and other mutual funds, subject to the limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), and subject to such investments being consistent with the overall objective and policies of the Fund.

Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies. The acquisition of shares by the Fund in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act and the rules promulgated thereunder, except as may be permitted by an exemptive order obtained by the other registered investment companies that permits the Fund to invest in the other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with the other registered investment companies regarding the terms of the investment.

An ETF is similar to a traditional mutual fund, except that it trades at different prices during the day on a securities exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at their current market price, which may be more or less than their net asset value. ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF, only in large blocks (typically, 50,000 shares or more) through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from/to the ETF.

Short-Term Investments

Each Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Each Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions.

In addition to buying certificates of deposit and bankers’ acceptances, a Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes typically will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group (“S&P”), “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, determined by Rainier to be of comparable quality. These rating symbols are described in the Appendix.

INVESTMENT RESTRICTIONS

The Trust, on behalf of the Funds, has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in the Prospectus. With respect to each Fund, the policies and restrictions listed below cannot be changed without approval by the holders of a “majority of the outstanding voting securities” of that Fund, which is defined in the 1940 Act to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. As a matter of fundamental policy, the Funds are diversified (i.e., as to 75% of the value of a Fund’s total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities, securities of other investment companies, and cash and cash items)).

In addition, no Fund may:

1.

Issue senior securities, borrow money or pledge its assets, except that a Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	Make short sales of securities or maintain a short position, except for short sales against the box;

3.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4.

Write put or call options, except that the Funds reserve the right to write put or call options for hedging or other purposes as may subsequently be described in their Prospectus and permitted under applicable federal and state laws and regulations;

5.	Act as underwriter (except to the extent a Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6.

Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry, other than U.S. Government securities (except that the Funds reserve the right to invest all of their assets in shares of another investment company);

7.

Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

8.

Purchase or sell commodities or commodity futures contracts, except that the Funds may purchase and sell stock index futures contracts and interest rate futures contracts to the extent described in their Prospectus or in this SAI and as permitted under applicable federal and state laws and regulations;

9.

Make loans (except for purchases of debt securities consistent with the investment policies of the Funds and except for repurchase agreements and except for securities loans to the extent described in this SAI);

10.	Make investments for the purpose of exercising control or management; or

11.	Invest in oil and gas limited partnerships or oil, gas or mineral leases.

The Funds observe the following restrictions as a matter of operating but not fundamental policy, pursuant to applicable positions taken by federal regulatory authorities:

No Fund may:

1.

Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class) except that each Fund reserves the right to invest all of its assets in a class of voting securities of an investment company;

2.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3.

Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

4.

Make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name as specified in the prospectus, without first providing the Fund’s shareholders with at least 60 days’ prior notice.

PORTFOLIO HOLDINGS

Rainier provides advisory services to the series of the Funds. As a result, employees of Rainier may have access to the portfolio holdings of the Funds. The Trust and Rainier have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act designed to prohibit fraudulent or deceitful conduct. In addition, the Funds and Rainier adhere to the following policy, which is intended to supplement such codes of ethics. The policy is designed to help ensure that any disclosure of information about the Funds’ portfolio holdings is in the best interests of Fund shareholders. It is the Funds’ policy not to distribute information about the Funds’ portfolio holdings to any person prior to 60 days after the previous quarter end unless:

•	The disclosure is required to respond to a regulatory request, court order or other legal proceedings;

•	The disclosure is to a mutual fund rating or, statistical agency or person performing similar functions who has signed an agreement with the Trust;

•	The disclosure is made to internal parties involved in the operations of the Funds, such as the investment process, administration, pricing, or custody of the Funds, including but not limited to Rainier, U.S. Bancorp Fund Services, LLC, U.S. Bank N.A., legal counsel retained by the Funds or Rainier, the Funds’ auditors, and the Trust’s Board of Trustees (which may be delayed for at least 15 days for the non-interested Trustees as provided in the Trust’s Code of Ethics);

•	The disclosure is (a) in connection with a quarterly, semiannual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g., portfolio information that is available on Rainier’s website); or

•	The disclosure is made pursuant to prior written approval of the Chief Compliance Officer of Rainier, the Chief Compliance Officer of the Trust, or the President of the Trust.

Portfolio holdings information may be disclosed without a time lag (i.e., current holdings) under the circumstances listed above; however, information on Rainier’s public website or in public records, such as shareholders reports, will generally be subject to a time lag. Portfolio characteristics and summary information will be available on the Adviser’s public website on or about the 10 days after each month end.

Any suspected breach of the Trust’s portfolio holdings disclosure policy is required to be reported immediately to the Chief Compliance Officer of Rainier and the Chief Compliance Officer of the Trust. Such breaches are also to be reported to the Board of Trustees.

The Trust has ongoing arrangements to make available information about the Funds’ portfolio securities prior to public disclosure. At this time, those arrangements include providing current holdings, on a daily basis, to the following entities for the purposes of providing oversight or services to the Funds: Rainier, U.S. Bancorp Fund Services, LLC, U.S. Bank N.A., Bank of New York Mellon, Institutional Shareholder Services, Inc., FactSet, and to the Board of Trustees on a periodic basis. The Trust and Rainier do not receive compensation in connection with the disclosure of information about the securities held in the Funds.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with Rainier, the Administrator, the Custodian and the Transfer Agent. The day-to-day operations of the Trust and the Funds are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

The following table lists the Trustees and officers of the Trust, their ages, business addresses and principal occupations during the past five years.

Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee Over the Last Five Years
Non-interested Trustees
James E. Diamond, Jr. 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1946	Trustee	Since March 1994	Private investor and consultant, from 2014 to present. President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials), 2003 to 2014.	Eight	None
Joan L. Enticknap 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1950	Trustee	Since November 2012	Chief of Staff, 2013 to present; Strategic Initiatives Manager, 2010 to 2013. Board Member, President and Chief Operating Officer, 2001 to 2010; all with HomeStreet Bank (banking).	Eight	None
Gary L. Sundem 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1944	Trustee, Chairman of the Board	Since March 1994	Professor of Accounting Emeritus, University of Washington from 2008 to present. Professor of Accounting; University of Washington from 1971 to 2008.	Eight	None

Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee Over the Last Five Years
Interested Trustee and Officer(2)
Melodie B. Zakaluk 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1965	Trustee, CEO and President Chief Financial Officer	Since February 2011 Since September 2010	Chief Operating Officer of Rainier from 2008 to present. Managing Director, Russell Investment Group from 1995 to 2008.	Eight	None

*	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(1)

The term “Fund Complex” includes any funds, series of funds, or trusts that share the same investment adviser or that hold themselves out to investors as related companies. The Fund Complex consists of eight separate series of the Trust, seven of which are included herein.

(2)	Ms. Zakaluk is an “interested person” of the Trust, as defined in the 1940 Act, because of her employment with Rainier.

Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee Over the Last Five Years
Officers
James R. Margard 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1952	Vice President	Since January 1994	Senior Equity Portfolio Manager of Rainier since 1991. Chief Investment Officer of Rainier from 1991 to June 2013.	N/A	N/A
Mark H. Dawson 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	Since June 2004	Senior Equity Portfolio Manager of Rainier since 1996. Chief Investment Officer of Rainier since June 2013.	N/A	N/A
Elisa Enns 601 Union St., Ste 2801 Seattle, WA 98101 Born 1965	Treasurer	Since May 2013	Director of Fund Finance and Financial Planning, Rainier, since May 2011. Financial Planning Analyst, Rainier, from May 2010 to May 2011. Strategic Operations Manager, Russell Investment Group, from May 2007 to May 2010.	N/A	N/A

Name Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee Over the Last Five Years
Officers
Lisa M. Thenell 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1967	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Since January 2008	Chief Compliance Officer of Rainier from 2008 to present. Compliance Supervisor of Rainier from 2003 to 2008.	N/A	N/A
Christopher E. Kashmerick 2020 East Financial Way, Suite 100 Glendora, CA 91741 Born 1974	Secretary	Since November 2011	Vice President, U.S. Bancorp Fund Services, LLC, from June 2011 to present; formerly, Vice President of Fund Accounting, Financial and Tax Reporting, Huntington Asset Services, Inc. from April 2008 to June 2011.	N/A	N/A

*	Trustees and officers of the Funds serve until their resignation, removal or retirement.

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board of Trustees (“Board”) provides oversight of the management and operations of the Trust. Like virtually all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment adviser, the portfolio managers, the distributor, administrator, custodian, and transfer agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. For example, the Treasurer provides reports as to financial reporting matters and Portfolio Managers report on the performance of the Trust’s Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with management in less formal settings, between formal Board meetings to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to appropriately perform its oversight function. It has established three standing committees, an Audit Committee, a Nominating Committee and a Fair Value Committee, which are discussed in greater detail under “Committees” below. Currently, 75% of the members of the Board are Independent Trustees, which are Trustees who are not affiliated with Rainier or its affiliates, and the Audit, Nominating and Fair Value Committees are comprised entirely of Independent Trustees. The Board has appointed Gary Sundem to serve as the Chairman of the Board, in which capacity he provides leadership and communication between the Board and Rainier. The Independent Trustees have also engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Board reviews its structure annually. The Board has also determined that the active involvement of all the Independent Trustees in Board matters and the function and composition of the Audit Committee are appropriate.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many disparate elements (such as, for example. investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Board reviews compliance reports from the Chief Compliance Officer as well as the Trust’s Administrator, and engages in discussions with each of them as necessary, in its oversight of compliance activities affecting the Trust. By way of further example, the Independent Trustees ask for reports and engage in discussions with personnel of Rainier as necessary to review other types of risks, such as business continuity risk or investment risk. The Audit Committee also meets with the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. Not all risks that may affect the Trust or a Fund can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Trust, Rainier, its affiliates or other service providers.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the charts above. In addition, a number of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Independent Trustees annually conduct a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the previous charts, below is certain additional information concerning each particular Trustee and certain of their Trustee attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, and manage people and problems or to develop solutions. In conducting its annual self-assessment, the Trustees have determined that they have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust. In addition, the summaries set forth below as to the qualifications, attributes and skills of the Trustees are furnished in response to disclosure requirements imposed by the SEC, do not constitute any representation or guarantee that the Board or any Trustee has any special expertise or experience, and do not impose any greater or additional responsibility or obligation on, or change any standard of care of, any such person or on the Board as a whole than otherwise would be the case.

Ms. Zakaluk’s Trustee attributes include her position as the Chief Operating Officer and an owner of Rainier. She also serves as President and Chief Financial Officer of the Trust. Ms. Zakaluk has an intimate knowledge of Rainier’s products, operations, personnel and financial resources. Her position of influence and responsibility with Rainier, in addition to her knowledge of the firm has been determined to be valuable by the Board in its oversight of the Trust. Ms. Zakaluk also has many years of experience in the investment advisory business both with Rainier and with a large advisory organization before joining Rainier, including experience with mutual funds, their boards and distributors.

Mr. Diamond’s Trustee attributes include his many years of experience with the Board, as well as his many years of banking industry, financial and other business experience in executive and management positions.

Ms. Enticknap’s Trustee attributes include her many years of banking industry, financial and other business experience in executive and management positions.

Mr. Sundem’s Trustee attributes include his many years of experience with the Board, as well as his many years of distinguished academic positions with a prominent university and his specialized accounting and finance expertise.

Committees

The Board has three standing committees: the Audit Committee, the Nominating Committee and the Fair Value Committee. The Audit Committee, the Nominating Committee and the Fair Value Committee are comprised of each of the Independent Trustees. James E. Diamond Jr. serves as Chair of the Audit Committee and Joan L. Enticknap serves as the Chair of the Fair Value Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Nominating Committee normally will not consider nominees from shareholders and, therefore, has not as of this date adopted a policy for consideration of those nominees. The Fair Value Committee is responsible for monitoring and reviewing the pricing methodologies utilized by Rainier to whom they have delegated daily pricing and fair valuation decisions. The Audit Committee met twice during the last fiscal year. The Nominating Committee did not meet during the last fiscal year. The Fair Value Committee met four times during the last fiscal year.

Fund Shares Owned by Trustees as of December 31, 2013

Amount Invested Key
A. None
B. $1-$10,000
C. $10,001-$50,000
D. $50,001-$100,000
E. over $100,000

Trustees	Large Cap Equity Fund	Mid Cap Equity Fund	Small/Mid Cap Equity Fund	Balanced Fund	Intermediate Fixed Income Fund	High Yield Fund	International Discovery Fund	Aggregate Dollar Range of Ownership as of December 31, 2012 in all Funds overseen by Trustee in the Fund Complex.
James E. Diamond, Jr.	E.	E.	E.	A.	A.	A.	A.	E.
Joan L. Enticknap	A.	A.	A.	A.	A.	A.	A.	A.
Gary L. Sundem	E.	A.	E.	A.	D.	A.	A.	E.
Melodie B. Zakaluk	C.	A.	C.	A.	E.	C.	D.	E.

Trustee Compensation

The officers of the Trust and Trustee who is considered an “interested person” of the Trust receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or principals of Rainier may receive remuneration indirectly because Rainier receives a management fee from the Funds. Each Trustee who is not affiliated with Rainier currently receives an annual retainer of $54,000 plus $5,000 per meeting. In addition, the Chairman of the Board receives an additional annual retainer of $5,000 and the Chairs of each of the Audit Committee and Fair Value Committee receives an additional annual retainer of $3,000. Such Trustees also are reimbursed for any expenses incurred in attending meetings. The aggregate compensation paid by each Fund of the Trust to each of the Trustees during the fiscal year ended March 31, 2014 is set forth below:

Aggregate Compensation Paid from the Funds

Name of Trustee	Large Cap Equity Fund	Mid Cap Equity Fund	Small/Mid Cap Equity Fund	Balanced Fund	Intermediate Fixed Income Fund	High Yield Fund	International Discovery Fund	Total Compensation from Trust Complex(1)(2)
Non-Interested Trustees
James E. Diamond, Jr.	$12,677	$18,523	$41,668	$603	$2,192	$877	$460	$77,000
Gary L. Sundem	$13,006	$19,004	$42,750	$618	$2,250	$900	$472	$79,000
Joan L. Enticknap	$12,677	$18,523	$41,668	$603	$2,192	$877	$460	$77,000
Interested Trustee
Melodie B. Zakaluk	None	None	None	None	None	None	None	None
(1)	Total Compensation from Trust Complex reflects the total amounts paid out of the Trust’s eight Funds that were effective during the fiscal year ended March 31, 2014.

The Funds do not maintain pension or retirement plans for Trustees. Independent Trustees are eligible to participate in a deferred compensation program.

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”), allowing the Trustees to receive payment in cash or elect to defer payment from the Trust. The Compensation Plan provides for the creation of a recordkeeping account for each Trustee. Each Trustee that elects to defer payment designates an allocation of the deferred payments among the Funds. This account accumulates the deferred fees earned and is regularly adjusted to reflect a value of the investment elections. The Funds recognize the deferred compensation and the change in the value of the recordkeeping accounts as Trustee expense. The amount recognized for the year ended March 31, 2014, was $146,323.

Principal Shareholders and Control Persons

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any share class of the Funds. A control person typically is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. A shareholder that controls a Fund may be able to strongly influence or dictate the outcome of a shareholder vote or otherwise influence the operation of the Fund. To the best knowledge of the Funds, shareholders owning 5% or more of the outstanding shares of a share class of a Fund of record are set forth below:

Fund/Class	Shareholder Name & Address	% held as of June 30, 2014	Ownership Designation
Large Cap Equity Fund – Original Shares	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94104-1905	30.01%*	Record

Fund/Class	Shareholder Name & Address	% held as of June 30, 2014	Ownership Designation
	Taynik & Co. c/o State Street Bank & Trust Co. 1200 Crown Colony Drive, 3rd Floor Quincy, MA 02169-0938	18.78%	Record

Fund/Class	Shareholder Name & Address	% held as of June 30, 2014	Ownership Designation
	National Financial Services LLC For the Exclusive Benefit of Customers 499 Washington Blvd, Floor 5 Jersey City, NJ 07310-2010	17.17%	Record
	Wells Fargo Bank NA California Water Service Co. P.O. Box 1533 Minneapolis, MN 55480-1533	15.08%	Record
	AssetMark Trust Company 3200 N. Central Avenue, Suite 700 Phoenix, AZ 85012-2468	5.49%	Record
Large Cap Equity Fund – Institutional Shares	Edward D. Jones & Co. 201 Progress Parkway Maryland Heights, MO 63043-3009	57.75%*	Record
	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94104-1905	19.30%	Record
	National Financial Services LLC For the Exclusive Benefit of Customers 499 Washington Blvd, Floor 5 Jersey City, NJ 07310-2010	6.38%	Record
Mid Cap Equity Fund – Original Shares	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94104-1905	56.63%*	Record
	National Financial Services LLC For the Exclusive Benefit of Customers 499 Washington Blvd, Floor 5 Jersey City, NJ 07310-2010	11.31%	Record
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	10.01%	Record

Fund/Class	Shareholder Name & Address	% held as of June 30, 2014	Ownership Designation
Mid Cap Equity Fund – Institutional Shares	Wells Fargo Advisers 2801 Market Street Saint Louis, MO 63103-2523	34.38%*	Record
	Edward D. Jones & Co. 201 Progress Parkway Maryland Heights, MO 63043-3009	28.22%*	Record
	LPL Financial Corp. FBO Customers 9785 Town Centre Drive San Diego, CA 92121-1968	18.02%	Record
	National Financial Services LLC For the Exclusive Benefit of Customers 499 Washington Blvd, Floor 5 Jersey City, NJ 07310-2010	8.72%	Record
Small/Mid Cap Equity Fund – Original Shares	National Financial Services LLC For the Exclusive Benefit of Customers 499 Washington Blvd, Floor 5 Jersey City, NJ 07310-2010	39.09%*	Record
	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customer 211 Main Street San Francisco, CA 94104-1905	28.94%*	Record
	Wells Fargo Bank FBO New Jersey Transit Plans c/o Fascore, LLC 8515 E. Orchard Rd. #2T2 Greenwood Village, CO 80111-5002	13.02%	Record
Small/Mid Cap Equity Fund – Institutional Shares	Edward D. Jones & Co. 201 Progress Parkway Maryland Heights, MO 63043-3009	32.52%*	Record
	National Financial Services LLC For the Exclusive Benefit of Customers 499 Washington Blvd, Floor 5 Jersey City, NJ 07310-2010	31.47%*	Record

Fund/Class	Shareholder Name & Address	% held as of June 30, 2014	Ownership Designation
	Mercer Trust Company Cust. FBO Nordstrom 401K Plan and Profit Sharing 1 Investors Way Norwood, MA 02062-1599	15.13%	Record
	Mercer Trust Company TTE FBO Savannah River Nuclear Solutions, LLC Defined Contribution Plan Attn. DC Plan Admin: MS N-1-G 1 Investor Way Norwood, MA 02062-1599	5.97%	Record
Balanced Fund – Original Shares	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94104-1905	56.45%*	Record
	National Financial Services LLC For the Exclusive Benefit of Customers 499 Washington Blvd, Floor 5 Jersey City, NJ 07310-2010	6.51%	Record
	U.S. Bank N.A. Custody c/o Rainier Investment Management, LLC 601 Union Street, Suite 2801 Seattle, WA 98101-4053	5.41%	Record
Balanced Fund – Institutional Shares	University Prep Endowment Fund 8000 25th Avenue NE Seattle, WA 98115-4627	33.46%*	Record
	Board of Trustees TR Allied Metal Crafts Pension Trust P.O. Box 34203 Seattle, WA 98124-1203	28.44%*	Record
	University Prep Replacement Reserves 8000 25th Avenue NE Seattle, WA 98115-4627	16.33%	Record

Fund/Class	Shareholder Name & Address	% held as of June 30, 2014	Ownership Designation
Intermediate Fixed Income Fund – Original Shares	Northern California Bakery Drivers Security Fund XRA221 Main Street, Ste 250 San Francisco, CA 94105	17.94%	Record
	Northwest Sheet Metal Workers Health Care Trust P.O. Box 5433 Spokane, WA 99205-0433	16.67%	Record
	SEI Private Trust Company c/o Washington Trust Bank 1 Freedom Valley Drive Oaks, PA 19456-9989	14.68%	Record
	Michael S. Hendrickson TR Northwest Roofers & Employers Health & Security Trust Fund P.O. Box 34203 Seattle, WA 98124-1203	8.04%	Record
	Machinist Health & Welfare Trust Welfare & Pension Admin P.O. Box 34203 Seattle, WA 98124-1203	7.66%	Record
	Portland School District #1 Health & Welfare Trust 7600 SW Mohawk Street Tualatin, OR 97062-8121	6.37%	Record
	Inland Empire Teamsters Trust P.O. Box 5433 Spokane, WA 99205-0433	5.21%	Record
	Southern California Bakery & Confectionary Union & Industry Welfare Fund 221 Main Street, Suite 250 San Francisco, CA 94105-1956	5.07%	Record
High Yield Fund – Original Shares	Courtney E. Steinborn 2012 Gift Trust c/o Rainier Investment Management, LLC 601 Union Street, Suite 2801 Seattle, WA 98101-4053	38.71%*	Beneficial

Fund/Class	Shareholder Name & Address	% held as of June 30, 2014	Ownership Designation
	Codi L. Steinborn 2012 Gift Trust c/o Rainier Investment Management, LLC 601 Union Street, Suite 2801 Seattle, WA 98101-4053	38.71%*	Beneficial
	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94104-1905	14.87%	Record
	National Financial Services LLC 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	5.49%	Record
High Yield Fund – Institutional Shares	National Financial Services LLC For the Exclusive Benefit of Customers 499 Washington Blvd, Floor 5 Jersey City, NJ 07310-2010	23.90%	Record
	James Margard & Elizabeth Margard, JTWROS 601 Union Street, Suite 2801 Seattle, WA 98101-4053	20.48%	Beneficial
	IAMAW District 15 Health Fund 140 Sylvan Avenue, Suite 303 Englewood Cliffs, NJ 07632-2560	12.41%	Record
	Northwest Laborers Employers Health & Security Trust 201 Queen Anne Avenue North, Suite 100 Seattle, WA 98109-4824	11.53%	Record
	Rainier Investment Management, LLC 601 Union Street, Suite 2801 Seattle, WA 98101-4053	6.75%	Record
	Mark H. Dawson & Christina Dawson Community Property 601 Union Street, Suite 2801 Seattle, WA 98101-4053	5.92%	Beneficial

Fund/Class	Shareholder Name & Address	% held as of June 30, 2014	Ownership Designation
International Discovery Fund – Institutional Shares	National Financial Services LLC 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	20.65%	Record
	Charles Schwab & Co., Inc. Special Custody Account for Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94104-1905	18.52%	Record
	James R. Margard & Elizabeth Margard JTWROS 601 Union Street, Suite 2801 Seattle, WA 98101-4053	16.49%	Beneficial
	Rainier Investment Management, LLC 601 Union Street, Suite 2801 Seattle, WA 98101-4053	12.31%	Record
	UMBSC & Co. FBO Omnibus Investment Management Cash P.O. Box 419260 Kansas City, MO 64141-6260	6.02%	Record
	Mark H. Dawson & Christina Dawson 601 Union Street, Suite 2801 Seattle, WA 98101-4053	5.93%	Beneficial
International Discovery Fund – Class A Shares	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	26.80%*	Record
	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 211 Main Street San Francisco, CA 94104-1905	23.37%	Record
	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha, NE 68103-2226	22.74%	Record

Fund/Class	Shareholder Name & Address	% held as of June 30, 2014	Ownership Designation
	UBS Financial Services, Inc. 500 Delaware Avenue, Suite 900 Wilmington, CE 19801-7409	9.49%	Record
*	Control person of the Fund.

As of June 30, 2014, the current Trustees and officers of the Trust, as a group, held of record and beneficially less than 1% of the outstanding shares of the Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund, Balanced Fund and Intermediate Fixed Income Fund. The Trustees and officers as a group owned 26.10% of the High Yield Fund and 21.63% of International Discovery Fund as of June 30, 2014.

The Investment Adviser

Subject to the supervision of the Board of Trustees, investment management and services are provided to the Funds by Rainier, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Rainier is owned by certain of its employees through a limited partnership. Under the Advisory Agreement, Rainier provides a continuous investment program for the Funds and makes decisions and places orders to buy, sell or hold particular securities. In addition to the fees payable to Rainier, the Funds and the Trust are responsible for their operating expenses, including: (1) interest and taxes; (2) brokerage commissions; (3) insurance premiums; (4) compensation and expenses of Trustees other than those affiliated with Rainier or the Administrator; (5) legal and audit expenses; (6) fees and expenses of the Administrator, custodian, shareholder service and transfer agents; (7) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (8) expenses of preparing, printing and mailing reports, notices and proxy material to shareholders; (9) other expenses incidental to holding any shareholder meetings; (10) dues or assessments of or contributions to the Investment Company Institute or any successor; (11) such non-recurring expenses as may arise, including litigation affecting the Trust or the Funds and the legal obligations with respect to which the Trust or the Funds may have to indemnify their officers and Trustees; and (12) amortization of organization costs.

Under the Advisory Agreement, Rainier is not liable to the Funds for any error of judgment by Rainier or any loss sustained by the Trust or Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Advisory Agreement continues automatically for successive annual periods, provided that such continuance is specifically approved at least annually (1) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Board of Trustees or by vote of a majority of the outstanding voting securities.

In determining whether to renew the Advisory Agreement each year, the Board of Trustees evaluates information provided by Rainier in accordance with Section 15(c) of the 1940 Act. At its last annual review meeting in May 2014, the Board considered a number of facts in recommending renewal of the existing Agreement. The Funds’ Semi-Annual Report to Shareholders for the period ended September 30, 2014 will contain a detailed discussion of the Board’s considerations in connection with the renewal of that Agreement with respect to each Fund.

The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Funds at any time without penalty, on 60 days’ written notice to Rainier. The Advisory Agreement also may be terminated by Rainier on 60 days’ written notice to the Funds. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

Advisory fees, waiver and expense (reimbursements)/recoupment for the last three fiscal years were as follows:

Fiscal year ended March 31, 2014:	Gross Advisory Fee	Expenses Waived or (Reimbursed)/ Recouped	Net Advisory Fees Paid
Large Cap Equity Fund	$4,288,380	$(306,313)	$3,982,067
Mid Cap Equity Fund	$7,961,812	$(345,553)	$7,616,259
Small/Mid Cap Equity Fund	$16,874,823	$0	$16,874,823
Balanced Fund	$209,936	$(23,216)	$186,720
Intermediate Fixed Income Fund	$541,561	$(204,455)	$337,106
High Yield Fund	$244,790	$(42,602)	$202,188
International Discovery Fund	$260,710	$(94,417)	$166,293

Fiscal year ended March 31, 2013:	Gross Advisory Fee	Expenses Waived or (Reimbursed)/ Recouped	Net Advisory Fees Paid
Large Cap Equity Fund	$5,537,749	$(81,469)	$5,456,280
Mid Cap Equity Fund	$7,485,197	$(47,600)	$7,437,597
Small/Mid Cap Equity Fund	$18,661,598	$0	$18,661,598
Balanced Fund	$249,849	$(22,099)	$227,750
Intermediate Fixed Income Fund	$539,915	$(202,299)	$337,616
High Yield Fund	$219,308	$(50,590)	$168,718
International Discovery Fund	$136,058	$(159,478)	$0

Fiscal year ended March 31, 2012:	Gross Advisory Fee	Expenses Waived or (Reimbursed)/ Recouped	Net Advisory Fees Paid
Large Cap Equity Fund	$8,697,947	$0	$8,697,947
Mid Cap Equity Fund	$7,741,808	$0	$7,741,808
Small/Mid Cap Equity Fund	$23,265,401	$0	$23,265,401
Balanced Fund	$434,112	$0	$434,112
Intermediate Fixed Income Fund	$566,605	$(187,809)	$378,796
High Yield Fund	$126,754	$(18,151)	$108,603
International Discovery Fund	$903	$(782)	$121

The Administrator

The Trust has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (the “Administrator”). The Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds’ qualification and/or registration to sell shares in all states where the Funds currently do, or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Funds’ servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Funds’ daily expense accruals; and perform such additional services as may be agreed upon by the Trust and the Administrator. The Administrator also serves as the Fund Accounting Agent and Transfer Agent. U.S. Bank N.A., an affiliate of the Administrator, serves as the Funds’ Custodian. For all of these services, each Fund will pay a monthly fee based on the greater of an annual minimum or the annual rate of 0.05% on the first $3 billion, 0.04% on the next $3 billion, 0.035% on the next $4 billion, 0.025% thereafter, subject to an annual minimum of $650,000 for all Funds.

The International Discovery Fund also pays global custody fees based on the assets and transactions in each country in which the Fund invests.

Each Fund paid the following administration fees to the Administrator and/or its affiliates for the three fiscal years ended March 31:

	2014	2013(1)	2012(1)
Large Cap Equity Fund	$169,576(2)	$319,068(3)	$500,849
Mid Cap Equity Fund	$446,699	$415,250	$398,449
Small/Mid Cap Equity Fund	$946,466	$1,030,917	$1,196,248
Balanced Fund	$24,909	$25,953	$27,321
Intermediate Fixed Income Fund	$51,651	$50,761	$49,628
High Yield Fund	$24,868	$20,140	$11,407
International Discovery Fund(4)	$72,055	$43,468	$342
(1)	Includes fees paid to U.S. Bancorp Fund Services, LLC for fund accounting, transfer agent, and fund administration and to U.S. Bank N.A. for custodian services.
(2)	This amount is net of a fee waiver of $122,525.
(3)	This amount is net of a fee waiver of $32,588.
(4)	The International Discovery Fund commenced operations on March 28, 2012.

The Distributor

Quasar Distributors, LLC (the “Distributor”), an affiliate of the Administrator, acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares. The Distribution Agreement between the Trust and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Funds (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto, upon 60 days’ written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. The Distributor is paid an annual fee of $2,000 per Fund, by Rainier and/or from the Rule 12b-1 fees under the Distribution Plan. In addition, the Distributor is entitled to receive an underwriter’s commission with respect to Class A Shares and will receive all initial sales charges for the purchase of Class A Shares of the Fund without a dealer of record. The Distributor may, at its discretion, offset the compensation owed to the Distributor for its services or pay for marketing expenses approved by the Fund or its delegate with the sales charges or underwriter concessions (the difference between the sales charge and the dealer reallowance) it receives.

International Discovery Fund, Class A Shares Underwriting Commissions and Concessions

Aggregate Amount of Underwriting Commissions	Amount Retained by Principal Underwriter
$1,039	$1,039

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to Original Shares and Class A Shares. The Plan provides that a Fund may pay a fee to Rainier, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of a Fund’s Original Shares and Class A Shares, as applicable. The distribution fee for the Intermediate Fixed Income Fund is currently limited to 0.10% of the Fund’s average annual net assets. The fee is paid to Rainier, as Distribution Coordinator, as reimbursement for or in anticipation of, expenses incurred for distribution related activities. Expenses permitted to be paid by each Fund under its Plan include: preparation, printing and mailing of prospectuses, and shareholder reports to prospective investors, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisers or other third parties for their assistance with respect to the distribution of the Funds’ shares; payments to financial intermediaries, including ERISA third-party retirement plan administrators, for shareholder support; administrative and accounting services with respect to the shareholders of the Fund; Rainier’s internal distribution and shareholder servicing expenses; and such other expenses as may be approved from time to time by the Board of Trustees. A Fund may benefit from distribution expenditures to the extent that expenditures help attract assets to the Fund, permitting the Fund to be viable and possibly offer economies of scale.

Rainier, out of its own funds, also may pay these expenses and may compensate broker-dealers who have signed dealer agreements for the distribution of a Fund’s shares as well as other service providers who provide shareholder and administrative services.

The Original Shares and Class A Shares of the following Funds paid for the following types and amounts of expenses with available Rule 12b-1 fees for the fiscal year ended March 31, 2014:

	Advertising & Marketing	Travel & Entertainment	Wages & Benefits	Other*	Total 12b-1 fees
Large Cap Equity Fund	$333,911	$3,403	$58,754	$24,753	$420,821
Mid Cap Equity Fund	$317,497	$3,236	$55,866	$23,536	$400,135
Small/Mid Cap Equity Fund	$1,909,091	$19,455	$335,921	$141,520	$2,405,987
Balanced Fund	$14,565	$148	$2,563	$1,080	$18,356
Intermediate Fixed Income Fund	$85,943	$876	$15,122	$6,371	$108,312
High Yield Fund	$219	$2	$39	$16	$276
International Discovery Fund	$2,708	$28	$476	$201	$3,413
*

Other expenses include dues and subscriptions, license and registration fees, postage, telephone, equipment and payments made to entities that provide support services in connection with the distribution of Fund shares.

PORTFOLIO MANAGERS

Mark W. Broughton is a Senior Equity Portfolio Manager for Rainier and a portfolio manager for the Mid Cap Equity Fund and Small/Mid Cap Equity Fund. Mr. Broughton is also a Principal and shareholder of Rainier. The following provides information regarding other accounts managed by Mr. Broughton as of March 31, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$162.5	0	$0

Other Pooled Investment Vehicles	1	$65.3	0	$0

Other Accounts	17	$868.3	0	$0

Stacie L. Cowell is a Senior Equity Portfolio Manager of Rainier and a portfolio manager for the Mid Cap Equity Fund and Small/Mid Cap Equity Fund. Ms. Cowell is also a Principal and shareholder of Rainier. The following provides information regarding other accounts managed by Ms. Cowell as of March 31, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$162.5	0	$0

Other Pooled Investment Vehicles	1	$65.3	0	$0

Other Accounts	17	$868.3	0	$0

Mark H. Dawson is the Chief Investment Officer and a Senior Equity Portfolio Manager of Rainier, and serves as the portfolio strategy lead for the Large Cap Equity Fund and Balanced Fund. Mr. Dawson is also a

Principal and shareholder of Rainier. The following provides information regarding other accounts managed by Mr. Dawson as of March 31, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$1,596.6	0	$0

Other Pooled Investment Vehicles	5	$1,029.9	0	$0

Other Accounts	30	$1,485.6	0	$0

Andrea L. Durbin is a Senior Equity Portfolio Manager of Rainier and a portfolio manager for the Mid Cap Equity Fund and Small/Mid Cap Equity Fund. Ms. Durbin is also a Principal and shareholder of Rainier. The following provides information regarding other accounts managed by Ms. Durbin as of March 31, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$162.5	0	$0

Other Pooled Investment Vehicles	1	$65.3	0	$0

Other Accounts	17	$868.3	0	$0

Michael Emery is a Senior Equity Portfolio Manager of Rainier and a portfolio manager for the Large Cap Equity Fund and Balanced Fund. Mr. Emery is also a Principal and shareholder of Rainier. The following provides information regarding other accounts managed by Mr. Emery as of March 31, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$1,596.6	0	$0

Other Pooled Investment Vehicles	5	$1,029.9	0	$0

Other Accounts	30	$1,985.6	0	$0

James R. Margard is a Senior Equity Portfolio Manager of Rainier and the portfolio strategy lead for the Mid Cap Equity Fund and Small/Mid Cap Equity Fund. Mr. Margard is also a Principal and shareholder of Rainier. The following provides information regarding other accounts managed by Mr. Margard as of March 31, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$162.5	0	$0

Other Pooled Investment Vehicles	1	$65.3	0	$0

Other Accounts	17	$868.3	0	$0

James H. Hentges is a Portfolio Manager of Rainier and a portfolio manager for the Intermediate Fixed Income Fund, Balanced Fund and High Yield Fund. Mr. Hentges is also a Principal of Rainier. The following provides information regarding other accounts managed by Mr. Hentges as of March 31, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0

Other Pooled Investment Vehicles	0	$0	0	$0

Other Accounts	15	$301.2	0	$0

Matthew R. Kennedy is the Director of Fixed Income Management of Rainier and a portfolio manager for the Intermediate Fixed Income Fund, Balanced Fund and High Yield Fund. Mr. Kennedy is also a Principal of Rainier. The following provides information regarding other accounts managed by Mr. Kennedy as of March 31, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0

Other Pooled Investment Vehicles	0	$0	0	$0

Other Accounts	15	$301.2	0	$0

Henrik Strabo is the Head of International Investments for Rainier and the portfolio manager for the International Discovery Fund. Mr. Strabo is also a Principal of Rainier. The following provides information regarding other accounts managed by Mr. Strabo as of March 31, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0

Other Pooled Investment Vehicles	1	$24.9	0	$0

Other Accounts	1	$14.9	0	0

As of March 31, 2014, the Portfolio Managers beneficially owned shares of the Funds as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds (A. None, B. $1-$10,000, C. $10,001-$50,000, D. $50,001-$100,000, E. $100,001-$500,000, F. $500,001-$1,000,000, G. Over $1,000,000)
	Small/Mid Cap Equity Fund	Mid Cap Equity Fund	Large Cap Equity Fund	Balanced Fund	Rainier Intermediate Fixed Income Fund	High Yield Fund	International Discovery Fund
Mark Broughton	D.	F.	N/A	N/A	N/A	N/A	N/A
Stacie Cowell	C.	E.	N/A	N/A	N/A	N/A	N/A
Mark Dawson	N/A	N/A	G.	A.	N/A	N/A	N/A
Andrea Durbin	D.	E.	N/A	N/A	N/A	N/A	N/A
Michael Emery	N/A	N/A	A.	A.	N/A	N/A	N/A
James Hentges	N/A	N/A	N/A	A.	C.	E.	N/A
James Margard	G.	G.	G.	E.	N/A	N/A	N/A
Matthew Kennedy	N/A	N/A	N/A	A.	A.	E.	N/A
Henrik Strabo	N/A	N/A	N/A	N/A	N/A	N/A	F.

Compensation

All portfolio managers receive a fixed base salary and certain portfolio managers may receive a fixed bonus. Portfolio managers who are owners of Rainier may receive distributions based on their relative ownership of Rainier. Certain portfolio managers who are not owners of Rainier may receive profit-sharing payments based on Rainier’s overall performance.

Rainier has instituted a performance-based bonus program, which may provide for portfolio managers who are owners of Rainier to receive an annual bonus based on: (1) how each of the strategies the portfolio manager manages performs during the applicable year on a pre-tax basis in comparison to the performance of the applicable benchmark index (on a gross of fees basis) and peer group; (2) the portfolio manager’s overall contribution to the portfolio management team as determined by the Board of Directors of Rainier, based on the recommendation of Rainier’s Compensation Committee with input from the Chief Investment Officer and other members of the portfolio management team; and (3) the more general performance of Rainier. Portfolio managers who are not owners of Rainier also may have performance bonus components to their compensation, depending on the circumstances. In these cases, the bonus would be determined based on generally similar criteria to those applicable owners.

Material Conflicts of Interest

The compensation paid to Rainier for managing the Funds is based on a percentage of assets under management. Portfolio managers benefit from Rainier’s revenues and profitability and may receive bonuses to recognize performance. However, the Portfolio managers’ compensation is not based directly on fee revenue earned by Rainier on particular accounts in a way that would be expected to create a material conflict of interest in favoring particular accounts over other accounts. Rainier has adopted policies intended to address potential conflicts of interest related to aggregating and filling orders for portfolio securities and other portfolio management-related activities.

Independent Registered Public Accounting Firm and Legal Counsel

Deloitte & Touche LLP, 695 Town Center Drive, Suite 1200, Costa Mesa, California 92626, is the independent registered public accounting firm for the Funds.

Paul Hastings LLP, 55 Second Street, 24th Floor, San Francisco, California 94105, serves as legal counsel to the Independent Trustees and the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Best Execution: Rainier has the duty to seek to obtain “best execution” on each portfolio transaction for a client (including a Fund). Rainier will allocate brokerage transactions to those brokers, dealers and markets, and at such prices and such commission rates, as in the good faith judgment of Rainier is expected to be in the best interest of its clients. In making these allocations, Rainier will take into consideration not only the available securities prices and rates of brokerage commission, but also other relevant factors such as, without limitation: execution capabilities and research; the size of the transaction; the difficulty of execution; the operational facilities of the broker involved; the risk in positioning a block of securities; the quality of the overall brokerage and research services provided by the broker or dealer; and the value of ongoing relationships with those brokers and dealers. Rainier need not demonstrate that such factors are of a direct benefit to a particular client.

Rainier has established a Best Execution Committee to oversee the trading practices of the firm. The Committee is charged with approving brokers, rating brokers and determining broker budgets. Portfolio Managers and Traders are active members of the Best Execution Committee. They meet at least semi-annually to oversee the trading practices of the firm, discuss broker selection, trading venues, commissions, budgets and other issues that are critical to the Committee’s oversight of best execution. The Best Execution Committee has appointed a sub-committee to review best execution of fixed-income trades.

Soft Dollar Practices: Subject to meeting its fiduciary responsibility to seek best execution, Rainier may obtain research products or services that fall within the “safe harbor” established by Section 28(e) of the Securities Exchange Act of 1934, and as has been interpreted through regulatory guidance issued by the Securities and Exchange Commission, in connection with its portfolio brokerage.

The commissions paid must be reasonable in relation to the value of the brokerage or research products or services provided. The Best Execution and Soft Dollar Committees will make these determinations. Because of the services provided, Rainier may pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if Rainier determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or Rainier’s overall responsibilities with respect to the accounts over which it is exercises investment discretion. In making a good faith determination, Rainier may consider not only the benefit derived by the account paying the commission, but also the benefits derived by other accounts.

If a product or service has both a research or brokerage use and non-research or non-brokerage use (also known as “mixed-use”), an allocation must be made between the research and the brokerage use and the non-research or non-brokerage functions, with the portion allocable to research or brokerage being paid with commission dollars, and the non-research or non-brokerage portion being paid by Rainier. An allocation of the cost of the product or service will be made according to its use (i.e., the component that provides assistance to Rainier in the investment decision-making process vs. the component that relates to the non-research or non-brokerage services).

Rainier will use its judgment to make a reasonable allocation for the portion of an item to pay with soft dollars and the portion to pay with hard dollars if Rainier determines that a research or brokerage product has a mixed use. In making an allocation, Rainier will consider users of the product or service and usage, including relative importance, cost of the uses, frequency of use, and available substitutes. Rainier will document such decisions through the Soft Dollar Committee.

Aggregated Orders: As part of its effort to obtain best execution, Rainier may, according to its procedures, aggregate orders (a practice generally known as block trading or bunching) unless restricted by client direction, type of account or other account restrictions. Other common factors to be considered when deciding upon the inclusion of a particular account in a block order include investment strategy, account objectives, account restrictions, cash balances, relevant policies, order instructions and order size.

When recommending or effecting a transaction in a particular investment for more than one client, Rainier will allocate such recommendations or transactions among clients for whom such recommendation is effected on such basis as Rainier deems equitable over time. Allocations of a specific investment may not be recommended for every account and transactions in a specific investment may not be processed at the same time or price for all accounts. All accounts that participate in a block transaction will receive an allocation to achieve a targeted security weighting, or other objective target such as cash level.

Generally, each account that participates in a block trade that is filled at several different prices through multiple trades executed in a single day will receive the average price per share for all trades executed on that day. Additionally, each account participating in a block trade will pay a pro rata portion of the commissions (subject to minimum ticket charges) for multiple trades of the same security executed in a single day.

Other: Depending on Rainier’s view of market conditions, a Fund may or may not purchase debt securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. A Fund may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

The Funds do not effect securities transactions through broker-dealers in accordance with any formula, nor do they effect securities transactions through such broker-dealers for selling shares of the Funds or providing other potential marketing benefits to the Funds. However, the Funds and Rainier may from time to time benefit from marketing or distribution efforts by broker-dealers who execute transactions for the Funds.

The Funds paid the following brokerage commissions for the three fiscal years ended March 31:

	2014	2013	2012
Large Cap Equity Fund	$562,261	$756,499	$1,389,270
Mid Cap Equity Fund	$1,605,784	$1,521,692	$1,806,851
Small/Mid Cap Equity Fund	$4,165,494	$4,880,017	$6,610,340
Intermediate Fixed Income Fund	$0	$0	$0
Balanced Fund	$16,449	$22,249	$50,201
High Yield Fund	$550	$3,500	$3,820
International Discovery Fund	$82,316*	$44,172	$7,948

*	The higher level of brokerage commissions is due in significant part to the growth in the Fund’s net assets.

Of the broker commissions paid above for the fiscal year ended March 31, 2014, the following was paid to brokers who furnished third-party research services:

	2014	Dollar Value of Transaction
Large Cap Equity Fund	$159,777	$260,513,351
Mid Cap Equity Fund	$511,881	$768,483,447
Small/Mid Cap Equity Fund	$1,316,119	$1,606,708,098
Balanced Fund	$4,842	$7,878,931
High Yield Fund	$288	$141,502
International Discovery Fund	$0	$0

For the fiscal year ended March 31, 2014, the Funds listed below owned securities of their regular broker-dealers:

Large Cap Equity Fund

Broker-dealer	Amount
Morgan Stanley & Co.	$17,458,317
Citigroup, Inc.	$17,005,053
JP Morgan Chase & Co.	$16,051,906

Balanced Fund

Broker-dealer	Amount
Citigroup, Inc.	$1,025,404
Morgan Stanley & Co.	$824,797
JP Morgan Chase & Co.	$525,445
Royal Bank of Canada	$397,826
Bank of America Corp.	$260,240

Intermediate Fixed Income Fund

Broker-dealer	Amount
Bank of America Corp.	$2,183,749
Citigroup, Inc.	$2,477,334
Morgan Stanley & Co.	$2,140,498
Royal Bank of Canada	$3,575,465

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of Rainier, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of Fund securities for the fiscal year by (2) the monthly average of the value of Fund securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See “Portfolio Transactions and Brokerage.” Each Fund’s rate of turnover for the fiscal years ended March 31, 2014 and March 31, 2013 was as follows:

	2014	2013
Large Cap Equity Fund	81.53%	84.93%
Mid Cap Equity Fund	149.80%	131.10%
Small/Mid Cap Equity Fund	139.65%	121.29%
Balanced Fund	88.71%	67.14%
Intermediate Fixed Income Fund	136.10%*	30.63%
High Yield Fund	28.71%	32.74%
International Discovery Fund	80.14%	78.16%
*	The Intermediate Fixed Income Fund has experienced higher portfolio turnover due to more active trading of Treasury securities.

NET ASSET VALUE

As noted in the Prospectus, the net asset value and offering price of shares of the Funds will be determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of a Fund’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing the NAV, to value portfolio securities using market quotations when they are “readily available.”

When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to Rainier pursuant to a Security Valuation Policy that the Board has adopted. On a case-by-case basis, Rainier’s Pricing Committee will establish an appropriate pricing methodology to determine the fair value of securities that are difficult to price. No one may change or authorize a change in a security’s price or otherwise deviate from the Rainier Funds’ Security Valuation Policy without first obtaining approval from Rainier’s Pricing Committee. The Board will approve, monitor and review the valuation decisions made by Rainier.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

Under the Trust’s Policy:

•

All equity securities that are traded on national securities exchanges are valued at the last reported sale price on the exchange where it is primarily traded. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and the ask prices will be used.

•

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and the ask price will be used.

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Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, however, market-maker prices are used since they are the most representative of the daily trading activity. Market-maker prices are usually the mean between the bid and the ask quotes. Certain markets are not closed at the time that the Funds price portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes, or the last sale price when appropriate.

•

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded. Rights and warrants not traded on a particular date are valued at the mean between the bid and ask quotes or based on an intrinsic value when appropriate.

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Debt securities held by the Funds shall be valued at their mean as provided by the pricing vendor which uses various valuation methodologies such as evaluated pricing (also known as matrix pricing) and other analytical pricing models as well as market transactions and dealer quotations. Evaluated pricing is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices.

•

Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

•

Participatory Notes will typically use evaluated prices provided by IDC. An evaluated price will take into consideration factors such as currency rates, dividends and underlying security prices in determining the price of the participatory note.

In the event market quotations are not readily available for any security or assets held in the Rainier Funds, USBFS will notify the Adviser and fair value will be determined as set forth in the Funds’ Security Valuation Policy.

Prices of foreign equity securities dominated in foreign currency shall be converted into US-dollar equivalents using the NYSE closing foreign exchange rate.

The third-party pricing vendor may be unwilling or unable to obtain prices for certain securities, or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended, securities traded in certain foreign markets, etc. may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Adviser’s Pricing Committee and defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, catastrophic news such as an earthquake or flood, or other news that would materially impact the price of a security.

On a case-by-case basis, the Adviser’s Pricing Committee will establish an appropriate pricing methodology to determine the fair value of a security that does not have a readily available or reliable market price.

The Funds have selected IDC to provide fair value pricing data with respect to security holdings in the International Discovery Fund on a daily basis and fixed income holdings in the Balanced, Fixed Income and High Yield Funds on certain bond market holidays. The use of IDC is designed to capture events occurring after a foreign exchange closes that may affect the value of securities traded on those foreign exchanges and capture events that occur on bond market holidays that may affect the value of fixed income securities. In consultation with the Adviser, the Funds have established procedures for oversight of this valuation process, which may be modified from time to time at the Adviser’s discretion, when in the best interest of the Funds. Rainier’s Board of Trustees will be regularly updated on the effectiveness of this process.

The net asset value per share of each share class of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets attributable to the share class which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the share class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

The net asset value of the Funds’ shares will fluctuate and is determined as of the close of trading on the NYSE, normally, 4:00 p.m. (Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

You may purchase shares of a Fund from the Transfer Agent or from certain broker-dealers and other financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders, including through intermediaries with whom the Funds have sales arrangements, are normally effected at the next-determined net asset public offering price after receipt of the order by the Funds or such agent, provided that receipt is before the Fund’s daily cutoff time. Orders received after that time (or on a day the Funds are not open for business) will be purchased at the next-determined offering price for the shares.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of Rainier or the Distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain retirement and other employee benefit plans, for Rainier’s employees, clients or their affiliates, for advisers or financial institutions offering investors a program of services or any other person or organization deemed appropriate by the Trust.

The U.S. Postal Service or other independent delivery services are not agents of the Trust. Therefore, a deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders does not constitute receipt by the Transfer Agent or the Trust. The Trust and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

How to Sell Shares

Redemption requests, including through intermediaries with whom the Funds have sales arrangements, are normally effected at the next-determined net asset value after receipt of the request by the Funds or such agent, less any applicable CDSC, provided that receipt is before the Fund’s daily cutoff time. Orders received after that time (or on a day the Funds are not open for business) will be redeemed at the next-determined net asset value, less any applicable CDSC.

Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the request in proper form, with the appropriate documentation as stated in the Funds’ Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment: (a) when trading on the NYSE is restricted as determined by the SEC; (b) when the NYSE is closed for other than weekends and holidays; (c) when an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (d) for such other period as the SEC may permit for the protection of the Funds’ shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling shares directly to the Fund

When selling shares of the Fund, you must send a signed letter of instruction to the Transfer Agent. In order to receive that day’s pricing, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling shares through your investment representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s pricing. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

Delivery of proceeds

Each Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment for the purchase price of your shares. As indicated above, the Trust is entitled to make payment up to seven days after receipt by the Transfer Agent of the redemption request in proper form. In addition, under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only in accordance with applicable law and interpretations.

Telephone redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, each Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging or redeeming shares of a Fund and depositing and withdrawing monies to/from the bank account specified in the shareholder’s latest account application or as otherwise properly specified to the Fund in writing. The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Trust may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that if such procedures are used, neither the Trust nor any Fund or its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For more information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The telephone redemption privilege is not available if you were issued certificates for shares that remain outstanding. The telephone redemption privilege may be modified or terminated without notice.

Redemptions-in-kind

Subject to compliance with applicable regulations, the Funds have reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in-kind of readily marketable Fund securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

Sales Charges (Loads) – (for International Discovery Fund only)

How sales charges are determined

Class A Shares have a sales charge (load) assessed when you invest unless you qualify for a reduction or waiver. If you purchase Class A Shares of the International Discovery Fund, you will pay an offering price equal to the net asset value per share next determined after your order is received plus a sales charge of up to 5.75% of the offering price, depending on the amount of your investment. A contingent deferred sales charge of 1.00% applies to redemptions of shares within one year purchased without the imposition of an initial sales charge, where the Fund paid a commission in connection with the purchase. The sales charge does not apply to shares purchased with reinvested dividends and distributions.

The breakpoint schedule for the front-end sales charge and information about how to qualify for certain reductions and waivers of sales charges are included in the Prospectus. More information about means of qualifying for reductions or waivers of sales charges follows.

Aggregating accounts. Investments you and your family (as defined in the Prospectus) make may qualify for aggregation rights, if all parties are purchasing shares for their own accounts and/or the following types of accounts:

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Individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes;

•	SEP plans and SIMPLE IRA plans established by an employer adopting any plan document other than a prototype plan produced by Rainier Funds;
•	Business accounts solely controlled by you or your family (for example, you own the entire business);
•

Trust accounts established by you or your family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct the Transfer Agent to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts); or

•	Endowments or foundations established and controlled by you or your family.

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	For a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;
•	Made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;
•	For a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;
•

For nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

•

For participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

•	For a SEP or SIMPLE IRA plan established by an employer adopting a prototype plan produced by Rainier Funds.

Aggregation of participant IRA accounts under a SEP or SIMPLE IRA plan depend on the plan agreement selected by the plan sponsor. When a plan sponsor signs a Rainier Funds prototype agreement, all plan contributions are required to come to Rainier Funds. When a sponsor selects another prototype of an IRA Model Agreement, some of the contributions may come to Rainier Funds, but the participants are not required to establish an account with Rainier Funds. As a result, accounts will be aggregated as follows:

•

Using the Rainier Funds prototype SEP or SIMPLE IRA plan agreement will cause the participant account values to be aggregated for reduced sales charges on Class A Shares. When the group assets reach a breakpoint, all plan participants benefit from the reduced sales charge. Participants’ accounts will not be linked with personal accounts.

•

When the plan sponsor does not use a Rainier Funds prototype agreement for the plan, the participants’ accounts will be linked to any other personal accounts they may have with Rainier Funds. This may be advantageous for participants already invested in Rainier Funds or those who plan to establish personal accounts in the future.

Accounts ineligible for aggregation. Accounts of shareholders affiliated with each other by virtue of being in an association may not be aggregated. In addition, many intermediaries hold your fund shares in “street name” or “nominee” accounts. The Trust and other intermediaries have limited or no access to beneficial ownership information maintained this way, for this purpose. Therefore, it may not be possible to aggregate these accounts in certain cases. Check with your financial adviser to determine if this applies to an account.

Concurrent purchases. Combining the simultaneous purchases (including, upon shareholder request, purchases for gifts) of two or more Rainier Funds of any share class is one form of aggregation. This applies to all direct fund purchases into multiple accounts that you or your family hold. For example, if you simultaneously invested $25,000 in Class A Shares of the Fund and $25,000 in Original Shares of the Rainier Intermediate Fixed Income Fund, you could purchase the Class A Shares at the $50,000 sales charge of 4.50%.

Right of accumulation. Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the Rainier Funds to determine your sales charge on investments in accounts eligible to be aggregated. Subject to the transfer agent’s and your intermediary’s capabilities, your accumulated holdings may be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your Rainier Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value at or market value, and the entity will use the methodology (cost value or market value) that its systems are designed to accommodate.

Statement of intention. By signing a Statement of Intent you can reduce your Class A sales charge. Your purchases will be made at the applicable sales charge based on the amount you promise to invest in Class A Shares over a 13-month period. The Statement will apply to all purchases of the Fund’s Class A Shares during the period. You can aggregate your accounts as well as the accounts of your family members for purposes of the Statement. You may not include purchases made in which sales charges are reduced pursuant to the right of reinvestment or which are otherwise made on a load-waived basis, and you may not include the value of shares attributed to the appreciation of your holdings or pursuant to reinvestment of dividends and capital gains.

•	Capital appreciation and reinvested dividends/capital gains do not apply toward these combined purchases.
•	If you are not able to invest the amount intended by the end of the period, you must pay the applicable sales charge for the amount invested or sell enough shares to do so.
•

The Statement period starts on the date on which your first purchase of Class Shares is processed. Rainier Fund shares purchased by you or your family up to 90 days before the date you sign the Statement of Intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after the date of the signature.

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You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

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The Statement will be considered completed if you die within the Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before your death.

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When you elect to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in your account out of the initial purchase (or subsequent purchases, if necessary). All dividends and any capital gain distributions on shares held in escrow will be credited to your account in shares (or paid in cash, if requested). If you do not complete the intended investment within the Statement period, you may be required to remit the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to your account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, you may be liable to the Fund’s distributor for the balance still outstanding.

Special statement of intention rules may apply if you invest by payroll deduction. Contact your financial adviser or contact the Transfer Agent to establish a statement of intention.

Right of reinvestment (reinstatement). You may invest redemption proceeds, dividend payments or capital gain distributions into Fund shares without a sales charge, provided the reinvestment occurs within 90 days after the date of the transaction.

•	The reinvestment must occur within 90 days after the date of the sale
•	The money must be reinvested in the same type of account as the account from which it came
•	The account must have the same owner

If a CDSC was assessed as part of the redemption, it will be re-credited to the account upon reinvestment.

Gift of shares. If you wish to buy shares as a gift, upon request, the current value of your holdings may be included when determining the sales charge you will pay. You must send a letter of instruction identifying your accounts along with the new account application or Gift of Shares to an Individual form.

Loan repayments. Repayments on loans taken from a retirement plan are not subject to sales charges if you provide adequate notification of the repayment.

Dealer commissions and compensation. Dealer commissions are payable as set forth in the prospectus. Commissions of 1.00% are paid to dealers who initiate and are responsible for certain Class A Shares purchases not subject to initial sales charges.

Underwriter concession. The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the dealer reallowance, is the amount of the initial sale charge retained by the Distributor (also known as the “underwriter concession”). In addition to the underwriter concession retained by the Distributor, the Distributor retains the entire initial sales charge on accounts with no authorized dealer of record. The Distributor may use a significant portion of the underwriter concessions it retains to (i) offset the compensation owed to the Distributor for its services, and/or (ii) pay for marketing expenses that are approved by the Fund or its delegate. This may include waiver of the underwriter concessions.

CDSC waivers

As noted in the Prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Fund or its designee of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after such time will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

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Required minimum distributions taken from retirement accounts upon your attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•

Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the Prospectus.

TAXATION

The Funds are each taxed as a separate entity under the Internal Revenue Code (the “Code”), that has qualified and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code. In each taxable year that the Funds qualify, the Funds will not be subject to federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders. Distributions from a Fund generally will constitute taxable income to shareholders subject to U.S. federal and state taxation. A failure of a Fund to comply with the applicable provisions of the Code may subject a Fund to federal income tax on taxable income (including realized capital gains), substantially reducing any investment return that otherwise would be enjoyed on the Fund’s shares.

As of March 31, 2014, the following Fund deferred, on a tax basis, post-October losses and late year ordinary losses as shown in the table below:

Small/Mid Cap Equity
Capital Loss Carryovers	$0
Post-October Losses	$0
Late Year Ordinary Losses	$2,541,465

In order to qualify for treatment as a RIC, the Funds must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in stocks, securities or currencies; (2) at the close of each quarter of each Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of each Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities of two or more issuers controlled by the Fund that are engaged in the same, similar or related business, or the securities of one or more qualified publicly traded partnerships.

A nondeductible 4% excise tax will be imposed on the excess, if any, of a Fund’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98.2% of its net capital gains recognized during the one-year period ending on October 31 plus undistributed and untaxed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. Any dividends declared by the Funds during October, November or December to shareholders of record on a specified date in such months and paid during January of the following year will be taxable in the year they are declared, rather than the year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Fund. Distributions of net investment income and net capital gains, if any, will be taxable to shareholders without regard to how long a shareholder has held shares of the Funds. Dividends paid by the Funds may qualify in part for the dividends received deduction for corporations.

The Funds will notify shareholders each year of the amount of dividends and distributions, and the portion of their dividends that qualify for the corporate dividends-received deduction or any reduced rate of taxation applicable to “qualified dividends.”

In addition, for taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains (other than exempt-interest dividends) as described below, and (ii) any net gain from the sale, redemption, or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the current rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and amounts withheld may be credited to a shareholder’s overall tax liability if proper documentation is provided to the Internal Revenue Service. The Trust reserves the right to refuse to open a Fund account for any person failing to provide a certified taxpayer identification number.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Code. The advice was prepared to support the promotion or marketing of the transactions or matters addressed by the written advice. Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax adviser.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax on your Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of a Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. Withholding under FATCA is required: (i) with respect to certain distributions from your Fund beginning on July 1, 2014; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2017. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Funds will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

DIVIDENDS AND DISTRIBUTIONS

Dividends from a Fund’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund’s earnings and profits. Distributions of a Fund’s long term capital gains (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed above, even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by a Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established a Proxy Policy, which explain the Trust’s general voting procedures and considerations when voting proxies. The Trust has delegated its proxy voting responsibility to Rainier, subject to the supervision of the Board of Trustees.

Rainier accordingly votes the proxies of the Funds’ portfolio securities.

Rainier analyzes each proxy on a case-by-case basis, informed by the guidelines summarized below, subject to the requirement that all votes be cast solely in the long-term interest of its clients, including the Funds. Rainier does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Rainier’s guidelines are intended to cover the most significant and frequent proxy issues that arise. Rainier revises its guidelines as events warrant.

The oversight of Rainier’s Proxy Policy is administered by Rainier’s Proxy Committee. The Chairman and Proxy Committee members are named by Rainier’s Board of Directors and generally made up of equity portfolio managers and any other employee the Board deems appropriate. The Proxy Committee meets as often as necessary to meet its obligations under this Policy, but no less frequently than once each calendar year.

Rainier votes on a pre-established set of policy guidelines and on the recommendations of an independent third party, Institutional Shareholder Services, Inc. (“ISS”). ISS makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process helps ensure that Rainier votes in the best interest of its clients, and it helps insulate the voting decisions from any potential conflicts of interest. Subject to Proxy Committee procedures, the Investment may override ISS vote recommendations on a case-by-case basis on:

•	Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines;
•	Issues that ISS itself considers on a case-by-case basis;
•	Other business as the Proxy Committee deems appropriate.

As noted above, Rainier relies on the recommendations of ISS. Rainier retains ultimate responsibility for the votes, and has the ability to override ISS vote recommendations. Rainier will only do so, however, if it believes that a different vote is in the best interests of its clients.

To the extent Rainier desires to override ISS vote recommendations for the reasons noted above, Rainier will consider whether the proxy voting decision poses a material conflict between its interest and that of the relevant clients. If Rainier determines that a proxy proposal raises a material conflict between Rainier’s interest and clients’ interests, Rainier will resolve such a conflict in the manner described below, in its discretion:

(i)

Rainier may follow the recommendation of another nationally recognized third-party proxy advisory service, and document Rainier’s reasons for overriding ISS and voting in accordance with the recommendation of the other third party;

(ii)	Rainier may decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;

(iii)

Rainier may, at its discretion, disclose the conflict to each affected client and vote as directed by the client, if Rainier receives a timely response from the client (and Rainier may abstain from voting in the absence of a timely client response);

(iv)	Rainier may erect information barriers around the person or persons making the voting decision sufficient to insulate the decisions from the conflict;

(v)

Rainier may abstain from voting on the proposal, if (a) Rainier determines that an abstention is in the best interest of the affected clients as a whole, (b) the cost of voting the proxy is extraordinary and exceeds the expected benefit to the affected client as a whole, (c) Rainier concludes that the value of the affected clients’ economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) Rainier has not received a timely response from the client(s); or

(vi)	Rainier may implement any other procedures that results in a decision that is demonstrably based on the clients’ best interests and not the product of the conflict.

Voting proxies with respect to shares of foreign companies may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries. Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking. These conditions present challenges such as but not limited to:

•

the shares in some countries may be “blocked” by the custodian or depository for a specified number of days before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. Rainier may refrain from voting shares of foreign stocks subject to blocking restrictions where, in its judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares;

•	often it is difficult to ascertain the date of a shareholder meeting and time frames between notification and the actual meeting date may be too short to allow timely action;
•	language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting; and
•	the lack of “proxy voting service” or the imposition of voting fees may limit Rainier’s ability to lodge votes in such countries.

There may be times when refraining from voting proxy is in the clients’ best interests, such as when Rainier determines that the cost of voting the proxy exceeds the expected benefit to the client.

More Information

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will first become available after August 31 of each year, and at such time the information will be available without charge. A copy of the Trust’s Proxy Policy which includes the proxy voting guidelines is available upon request by calling toll-free 800-248-6314, or by accessing Rainier’s website at www.rainierfunds.com or by accessing the SEC’s website at www.sec.gov. If a hard copy of the Policy and guidelines is requested, the Adviser will send a copy within three business days of receipt of a request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

RECORDKEEPING AND SIMILAR PAYMENTS

The Funds enter into agreements with certain broker-dealers and other financial intermediaries (“Financial Intermediaries”) pursuant to which the Funds pay the Financial Intermediaries for services such as recordkeeping, networking or sub-transfer agency in amounts determined by the Board of Trustees of the Trust to be reasonable. Payments for such services in excess of such approved amounts may be paid by Rainier as marketing and support payments, as described in the next section. Currently, the Board of Trustees has approved payments by the Funds of up to 18 basis points annually of net assets or $20 per position, depending on the circumstances. Any payments made pursuant to such an agreement are in addition to, rather than in lieu of, any distribution or shareholder services fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by Financial Intermediaries may provide Financial Intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take these payment arrangements into account when considering and evaluating any recommendations relating to the Funds’ shares.

Financial Intermediaries who received recordkeeping, sub-transfer agency or networking payments from the Funds during the calendar year ended December 31, 2013 are listed in the table below:

Firm

Assetmark Trust Company

BlackRock Advisors, LLC

Cetera Financial Specialists LLC

Charles Schwab & Co., Inc.

Edward D. Jones & Co.

Financial Data Services, Inc.

GWFS Equities, Inc.

Horace Mann Life Insurance Co.

ICMA-RC Services, LLC

ING

JPMorgan Retirement Plan Services

Lincoln National Life Insurance Co.

LPL Financial Corp.

Mass Mutual Life Insurance Company

Mercer Trust Company

Merrill Lynch, Pierce, Fenner & Smith

Mid Atlantic Capital Corp.

MSCS Financial Services, LLC

National Financial Services

NYLIFE Distributors LLC

Pershing LLC

Principal Life Insurance Company

Prudential Retirement Services

Raymond James & Associates, Inc.

RBC Capital Markets Corp.

Reliance Trust Co.

Stifel Nicolaus & Co., Inc.

T. Rowe Price Investment Services

T. Rowe Price Retirement Plan Services

TD Ameritrade, Inc.

TD Ameritrade Trust Co.

The Vanguard Group

UBS Financial Services, Inc.

Vanguard Marketing Corp.

Wells Fargo Advisors, LLC

Wells Fargo Bank, N.A.

Wilmington Trust Retirement & Institutional Services Co.

Xerox HR Solutions, LLC

MARKETING AND SUPPORT PAYMENTS

Rainier, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to Financial Intermediaries). Such support payments are in addition to distribution or service fees payable under Rule 12b-1, record keeping/networking/sub-transfer agency fees payable by the Funds to certain Financial Intermediaries for performing such services, and any other compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority. For example, Rainier may compensate Financial Intermediaries for providing the Funds with “shelf space” or access to a portfolio offering list such as inclusion of the Funds on preferred or recommended sales lists, “mutual fund supermarket” platforms and other formal sales programs; granting access to the Financial Intermediaries’ sales force, conferences, events, and meetings; assistance in training and educating the Financial Intermediary’s personnel; and participation in cooperative advertising.

Support payments paid by Rainier generally are based on the net assets of the Funds serviced and maintained by the Financial Intermediary, typically range from 0 – 0.15% of assets and may include minimum required payments. Payments by Rainier for recordkeeping, sub-transfer agency and networking that are in excess of those payable by the Funds will have varying structures, generally based on a dollars per account or basis point methodology. The fee structure and amounts are subject to change at the discretion of Rainier. The prospect of receiving, or the receipt of additional payments or other compensation as described above by Financial Intermediaries may provide Financial Intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take these payment arrangements into account when considering and evaluating any recommendations relating to the Funds’ shares.

Financial Intermediaries who received payments from Rainier during the calendar year ended December 31, 2013 are listed in the table below:

Firm

BlackRock Advisors, LLC

Charles Schwab & Co., Inc.

LPL Financial Corp.

Wells Fargo Advisors, LLC

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust’s liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares. The Board of Trustees has created eight series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds, generally on the basis of the relative net assets of each Fund.

The Trust may also create different classes of shares. Currently, the Trust offers three classes of shares, its Original class of shares, an Institutional class of shares and Class A shares. The Original Shares of the Small/Mid Cap Equity, Large Cap Equity, Balanced and Intermediate Income Funds commenced on May 10, 1994. On May 2, 2002, the Trust began issuing the Institutional Shares for the Small/Mid Cap Equity, Large Cap Equity and Balanced Funds. On December 27, 2005, the Trust began issuing Original and Institutional Shares of the Mid Cap Equity Fund. On March 31, 2009, the Trust began issuing Institutional Shares of the High Yield Fund. On March 28, 2012, the Trust began issuing Institutional Shares of the International Discovery Fund. On July 31, 2012, the Trust began issuing Original Shares of the High Yield Fund. On November 30, 2012, the Trust began issuing Class A Shares of the International Discovery Fund. On March 10, 2014, the Trust began issuing Institutional Shares of the Large Cap Growth Equity Fund, which is not included in this SAI. Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.

Shareholders are entitled to one vote for each full share (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or 1% of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Investors will be informed of the Funds’ progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

The Boards of the Trust, Rainier and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. Rainier’s Code prohibits personnel of Rainier from purchasing securities (as defined by the SEC) in their individual accounts. The Distributor’s Code permits, subject to certain conditions, personnel of the Distributor to invest in securities that may be purchased or held by the Funds.

The Trust’s custodian, U.S. Bank N.A., is responsible for holding the Funds’ assets. U.S. Bancorp Fund Services, LLC acts as the Trust’s transfer agent and fund accountant. Deloitte & Touche LLP has been selected as the independent registered public accounting firm for the Trust.

FINANCIAL STATEMENTS

Incorporated by reference herein is the Trust’s Annual Report to shareholders for the fiscal year ended March 31, 2014 which includes the “Report of Independent Registered Public Accounting Firm,” “Schedule of Investments,” “Statement of Assets and Liabilities,” “Statement of Operations,” “Statement of Changes in Net Assets,” “Financial Highlights” and “Notes to Financial Statements.” A copy of the Trust’s Annual Report can be obtained at no charge by calling 1-800-248-6314, writing the Trust, from Rainier’s website at www.rainierfunds.com, or by visiting the website of the Securities and Exchange Commission at www.sec.gov.

APPENDIX

DESCRIPTION OF RATINGS

Moody’s Investors Service, Inc.: Credit Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B: Bonds which are rated B generally lack characteristics of the desirable investment — they are considered speculative and subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers “1”, “2” and “3” to both the Aaa and Aa rating classifications. The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group: Credit Ratings

AAA--This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

B: Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The Standard & Poor’s ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Fitch Ratings

AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” or “D” categories.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually short-term financial obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--superior ability to repay; Prime 2--strong ability to repay; Prime 3--acceptable ability to repay.

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative capacity to meet financial commitments. The designation A-1 indicates a strong capacity to meet financial commitments. A “+” designation is applied to those issues rated “A-1” which possess capacity to meet financial commitments that are extremely strong. Capacity to meet financial commitments on issues with the designation “A-2” is satisfactory. Issues carrying the designation “A-3” have an adequate capacity to meet financial commitments. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	Declaration of Trust (1)

	(i)	Certificate of Trust(1)
		(A.)	Certificate of Amendment dated May 30, 2012(13)
		(B.)	Certificate of Amendment dated August 8, 2012(13)

	(ii)	Agreement and Declaration of Trust(1)

(b)	Bylaws(1)
	(i)	Amendment No. 1 to Bylaws(13)

(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Articles of Incorporation and Bylaws.

(d)	(i)	Investment Advisory Agreement(2)

		(A.)	Form of Amendment No. 1 to Investment Advisory Agreement(6)

		(B.)	Form of Amendment No. 2 to Investment Advisory Agreement(6)

		(C.)	Form of Amendment No. 3 to Investment Advisory Agreement(8)

		(D.)	Form of Amendment No. 4 to Investment Advisory Agreement(11)

		(E.)	Form of Amendment No. 5 to Investment Advisory Agreement(13)

		(F.)	Form of Amendment No. 6 to Investment Advisory Agreement(14)

		(G.)	Form of Amendment No. 7 to Investment Advisory Agreement(14)

	(ii)	Amended and Restated Operating Expenses Agreement – filed herewith.

(e)	Distribution Agreement by and between Registrant and Quasar Distributors, LLC (7)

	(i)	Addendum to Distribution Agreement(6)

	(ii)	First Amendment to Distribution Agreement(8)

	(iii)	Second Amendment to Distribution Agreement(11)

	(iv)	Third Amendment to Distribution Agreement(13)

	(v)	Fourth Amendment to Distribution Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts – Not applicable

(g)	Custody Agreement by and between Registrant and U.S. Bank N.A.(7)

	(i)	Addendum to Custody Agreement(6)

	(ii)	First Amendment to Custody Agreement(8)

	(iii)	Second Amendment to Custody Agreement(11)

	(iv)	Third Amendment to Custody Agreement(13)

	(v)	Fourth Amendment to Custody Agreement – filed herewith.

	(vi)	Fifth Amendment to Custody Agreement – filed herewith.

	(vii)	Addendum to Custody Agreement – filed herewith.

(h)	Other Material Contracts

	(i)	Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC (7)

		(A.)	First Amendment to Fund Administration Servicing Agreement(8)

		(B.)	Second Amendment to Fund Administration Servicing Agreement(11)

		(C.)	Third Amendment to Fund Administration Servicing Agreement(13)

		(D.)	Fourth Amendment to Fund Administration Servicing Agreement – filed herewith.

		(E.)	Fifth Amendment to Fund Administration Servicing Agreement – filed herewith.

	(ii)	Fund Accounting Servicing Agreement(7)

		(A.)	First Amendment to Fund Accounting Servicing Agreement(8)

		(B.)	Second Amendment to Fund Accounting Servicing Agreement(11)

		(C.)	Third Amendment to Fund Accounting Servicing Agreement(13)

		(D.)	Fourth Amendment to Fund Accounting Servicing Agreement – filed herewith.

		(E.)	Fifth Amendment to Fund Accounting Servicing Agreement – filed herewith.

	(iii)	Transfer Agent Servicing Agreement(7)

		(A.)	First Amendment to Transfer Agent Servicing Agreement(8)

		(B.)	Second Amendment to Transfer Agent Servicing Agreement(11)

		(C.)	Third Amendment to Transfer Agent Servicing Agreement(13)

		(D.)	Fourth Amendment to Transfer Agent Servicing Agreement(13)

		(E.)	Fifth Amendment to Transfer Agent Servicing Agreement(13)

		(F.)	Sixth Amendment to Transfer Agent Servicing Agreement – filed herewith.

		(G.)	Seventh Amendment to Transfer Agent Servicing Agreement – filed herewith.

	(iv)	Services Agreement(2)

	(v)	Assignment of Administration Agreement(5)

	(vi)	Power of Attorney(13)

(i)	Legal Opinion of Paul Hastings LLP (f/k/a Paul, Hastings, Janofsky & Walker LLP) (6), (8), (11)

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – Not applicable

(l)	Agreement Relating to Initial Capital(3)

(m)	Rule 12b-1 Plan

	(i)	Amended and Restated Rule 12b-1 Plan(13)

(n)	Rule 18f-3 Plan

	(i)	Amended and Restated Multiple Class Plan(14)

(o)	Reserved.

(p)	(i) Joint Code of Ethics for Rainier Investment Management Mutual Funds and Rainier Investment Management(9)

(1)	Filed with the Registrant’s initial Registration Statement, File No. 33-73792 on January 5, 1994.

(2)	Filed with Pre-effective Amendment No. 1 to the Registrant’s Registration Statement, File No. 33-73792 on February 23, 1994.

(3)	Filed with Pre-effective Amendment No. 2 to the Registrant’s Registration Statement, File No. 33-73792 on April 6, 1994.

(4)	Filed with Post-Effective Amendment No. 13 to the Registrant’s Registration Statement, File No. 33-73792 on March 1, 2002.

(5)	Filed with Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, File No. 33-73792 on August 2, 2004.

(6)	Filed with Post-Effective Amendment No. 22 to the Registrant’s Registration Statement, File No. 33-73792 on December 27, 2005.

(7)	Filed with Post-Effective Amendment No. 27 to the Registrant’s Registration Statement, File No. 33-73792 on July 26, 2007.

(8)	Filed with Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, File No. 33-73792 on March 30, 2009.

(9)	Filed with Post-Effective Amendment No. 33 to the Registrant’s Registration Statement, File No. 33-73792 on July 30, 2010.

(10)	Filed with Post-Effective Amendment No. 34 to the Registrant’s Registration Statement, File No. 33-73792 on July 29, 2011.

(11)	Filed with Post-Effective Amendment No. 38 to the Registrant’s Registration Statement, File No. 33-73792 on March 27, 2012.

(12)	Filed with Post-Effective Amendment No. 41 to the Registration Statement, File No. 33-73792 on July 27, 2012.

(13)	Filed with Post-Effective Amendment No. 47 to the Registration Statement, File No. 33-73792 on July 29, 2013.

(14)	Filed with Amendment No. 52 to the Registration Statement, File No. 811-08270 on March 10, 2014.

Item 29.	Persons Controlled by or Under Common Control with Registrant

As of the date of this amendment to this Registration Statement, there are no persons controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article VII, Section 2 of the Registrant’s Declaration of Trust provides as follows:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the

Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.”

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

The response to this item is incorporated by reference to its Form ADV as amended (File No. 801-35638).

Item 32.  Principal Underwriter.

(a)     Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jensen Portfolio, Inc.
Aegis Value Fund, Inc.	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	KKR Alternative Corporate Opportunities Fund P
Alpine Equity Trust	KKR Series Trust
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Fund, Inc.	Managed Portfolio Series
Brandywine Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	PRIMECAP Odyssey Funds
Cushing Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Westchester Capital Funds
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds

(b)     To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None

Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

      (1)         This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

      (2)         This individual is located at 6602 East 75th Street, Indianapolis, Indiana 46250.

      (3)         This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota 55402.

(c)    The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	None	None	None	None

Item 33.	Location of Accounts and Records

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follow:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

U.S. Bank N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, WI 53212

(b)	With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accountant:

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

(c)	With respect to Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser:

Rainier Investment Management Mutual Funds

601 Union Street, Suite 2801

Seattle, WA 98101

(d)	With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant’s Principal Underwriters:

Quasar Distributors, LLC

615 E. Michigan Street

Milwaukee, WI 53202

Item 34.	Management Services

There are no management-related service contracts not discussed in Parts A and B.

Item 35.	Undertakings

(a) Registrant undertakes that if requested to do so by the holders of at least 10% of the registrant’s outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 49 under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 49 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, State of Washington, on the 29th day of July, 2014.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

/s/ Melodie B. Zakaluk
Melodie B. Zakaluk
Chief Executive Officer, President, and Chief Financial Officer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Melodie B. Zakaluk	Trustee, Chief Executive Officer, President, and Chief Financial Officer	July 29, 2014
Melodie B. Zakaluk

/s/ Gary L. Sundem*	Trustee	July 29, 2014
Gary L. Sundem

/s/ James E. Diamond, Jr.*	Trustee	July 29, 2014
James E. Diamond, Jr.

/s/ Joan L. Enticknap*	Trustee	July 29, 2014
Joan L. Enticknap

* By /s/ Melodie B. Zakaluk
Melodie B. Zakaluk Chief Executive Officer, President, and Chief Financial Officer Attorney-in-fact pursuant to the power of attorney filed herewith.

EXHIBIT LIST

Exhibit	Exhibit No.
Amended and Restated Operating Expenses Agreement	99.d.ii
Fourth Amendment to Distribution Agreement	99.e.v.
Fourth Amendment to Custody Agreement	99.g.v.
Fifth Amendment to Custody Agreement	99.g.vi.
Addendum to Custody Agreement	99.g.vii.
Fourth Amendment to Fund Administration Servicing Agreement	99.h.i.D
Fifth Amendment to Fund Administration Servicing Agreement	99.h.i.E
Fourth Amendment to Fund Accounting Servicing Agreement	99.h.ii.D
Fifth Amendment to Fund Accounting Servicing Agreement	99.h.ii.E
Sixth Amendment to Transfer Agency Servicing Agreement	99.h.iii.F
Seventh Amendment to Transfer Agency Servicing Agreement	99.h.iii.G
Consent of Independent Registered Public Accounting Firm	99.j